[LOGO] FIRST AMERICAN FUNDS(TM)                         2001
                                                        ANNUAL REPORT



                                  MONEY MARKET
                                         FUNDS
          Class A, Class B, and Class C Shares



This annual report includes a prospectus that describes in detail each fund's objective, investment strategy, risks, sales charges, fees, and other matters of interest.
Please read the prospectus carefully before you invest or send money.

[LOGO] FIRST AMERICAN FUNDS(TM)                         2001
                                                        ANNUAL REPORT



                                  MONEY MARKET
                                         FUNDS
                                Class Y Shares



This annual report includes a prospectus that describes in detail each fund's objective, investment strategy, risks, sales charges, fees, and other matters of interest.
Please read the prospectus carefully before you invest or send money.

[LOGO] FIRST AMERICAN FUNDS(TM)                         2001
                                                        ANNUAL REPORT



                                  MONEY MARKET
                                         FUNDS
                                Class S Shares



This annual report includes a prospectus that describes in detail each fund's objective, investment strategy, risks, sales charges, fees, and other matters of interest.
Please read the prospectus carefully before you invest or send money.

[LOGO] FIRST AMERICAN FUNDS(TM)                         2001
                                                        ANNUAL REPORT



                                  MONEY MARKET
                                         FUNDS
                                Class I Shares



This annual report includes a prospectus that describes in detail each fund's objective, investment strategy, risks, sales charges, fees, and other matters of interest.
Please read the prospectus carefully before you invest or send money.

[LOGO] FIRST AMERICAN FUNDS(TM)                         2001
                                                        ANNUAL REPORT



                                  MONEY MARKET
                                         FUNDS
                                Class D Shares



This annual report includes a prospectus that describes in detail each fund's objective, investment strategy, risks, sales charges, fees, and other matters of interest.
Please read the prospectus carefully before you invest or send money.

FIRST AMERICAN FUNDS

WE BELIEVE INVESTMENT SUCCESS IS DEVELOPED OVER A LIFETIME. THE APPROACH MUST BE STRATEGIC AND GOAL-ORIENTED. THE PORTFOLIO MUST HAVE DEPTH AND BREADTH. AND THE INDIVIDUAL INVESTMENTS MUST DELIVER ABOVE MARKET PERFORMANCE OVER A SUSTAINED PERIOD OF TIME.

FIRST AMERICAN FUNDS IS A COMPLETE RESOURCE FOR YOUR INVESTMENTS. WE HAVE A WIDE ARRAY OF OPTIONS -- MORE THAN 50 MUTUAL FUNDS THAT CROSS ALL ASSET CLASSES. TO FIND OUT HOW FIRST AMERICAN FUNDS CAN HELP YOU MEET YOUR GOALS, CONTACT YOUR INVESTMENT PROFESSIONAL.


         OUR FUND FAMILY

      |  SECTOR FUNDS
      |  INTERNATIONAL FUNDS
      |  SMALL CAP FUNDS
      |  MID CAP FUNDS
      |  LARGE CAP FUNDS
      |  INDEX FUNDS
      |  GROWTH & INCOME FUNDS
      |  ASSET ALLOCATION FUNDS
      |  INCOME FUNDS
      |  TAX FREE INCOME FUNDS
    > |  MONEY MARKET FUNDS
      |    [] GOVERNMENT OBLIGATIONS FUND
      |    [] OHIO TAX FREE OBLIGATIONS FUND
      |    [] PRIME OBLIGATIONS FUND
      |    [] TAX FREE OBLIGATIONS FUND
      |    [] TREASURY OBLIGATIONS FUND
      |    [] TREASURY RESERVE FUND


TABLE OF CONTENTS

Message to Shareholders                 1

Report of Independent Auditors          2

Statements of Net Assets                3

Statements of Operations               16

Statements of Changes in Net Assets    18

Financial Highlights                   20

Notes to Financial Statements          26

Notice to Shareholders                 31


Our recent merger created an opportunity for First American Funds to put on a new face--which is exactly what we did. The new logo had to reflect our comprehensive suite of First American Funds and our commitment to providing unparalleled, dedicated client service.

WE CHOSE GEORGE WASHINGTON.
His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American Funds.


AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THESE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.

--------------------------------------------------------------------------------
         NOT FDIC INSURED     NO BANK GUARANTEE MAY     LOSE VALUE
--------------------------------------------------------------------------------

MESSAGE TO SHAREHOLDERS  November 15, 2001



     DEAR SHAREHOLDERS:

     Speaking for the board of directors and the staff of U.S. Bancorp Piper Jaffray Asset Management, Inc., thank you for the ongoing opportunity you have given us to manage your investments. This has been a momentous year for our fund family, as it has grown by combining the funds of the First American family with those from Firstar Funds. We believe this combination will provide significantly greater resources and capabilities that should prove beneficial to our shareholders.

     The past year is one that will leave its mark on all Americans due to a series of tumultuous and trying circumstances. Starting with a disputed Presidential election at the end of 2000, and followed by a slowing U.S. economy, a series of interest-rate cuts by the Federal Reserve, and the unprecedented terrorist action on September 11, the investment environment was like nothing we had ever witnessed. Like you, we will always remember those who lost their lives in the tragic terrorist attacks and the many citizens who sacrificed themselves in a heroic cause.

     Not surprisingly, this sequence of events resulted in market volatility. Bond markets generally benefited during this time, while equity markets underwent a fairly dramatic and sustained correction. A market environment such as this can be extremely challenging, and we are reminded that from time-to-time, unusual events can create trying times for investors. This is when a focus on maintaining a disciplined, diversified approach is so important in helping you achieve your long-term objectives.

     This report provides you with details of investment results, fund holdings, financial statements, and notes relating to fund operations for the fiscal year ended September 30, 2001. Please review this information at your convenience.

     We thank you for putting your trust in the newly expanded First American family of funds. We are committed to helping you achieve your investment goals.




     Sincerely,


     /s/ Virginia L. Stringer        /s/ Mark Jordahl


     VIRGINIA L. STRINGER            MARK JORDAHL

     Chairperson of the Board        Chief Investment Officer
     First American Funds, Inc.      U.S. Bancorp Piper Jaffray Asset Management


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001      1)

REPORT OF INDEPENDENT AUDITORS  September 30, 2001



To the Shareholders and Board of Directors
First American Funds, Inc.

We have audited the accompanying statements of net assets of First American Funds, Inc. (comprised of the Treasury Obligations, Treasury Reserve, Government Obligations, Prime Obligations, Tax Free Obligations and Ohio Tax Free Obligations Funds) (the "Funds") as of September 30, 2001, and the related statements of operations and the statements of changes in net assets and financial highlights for each of the periods indicated herein, except as noted below. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Treasury Obligations, Government Obligations, Prime Obligations, and Tax Free Obligations Funds for the periods presented through September 30, 1998, were audited by other auditors whose reports dated November 13, 1998, and September 12, 1997, expressed unqualified opinions on those financial highlights. The statements of operations and changes in net assets and financial highlights of the Treasury Reserve and Ohio Tax Free Obligations Funds for the periods presented through October 31, 2000, were audited by other auditors whose reports dated December 29, 2000 and January 7, 2000, expressed unqualified opinions on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers. As to certain securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above, present fairly, in all material respects, the financial position of each of the respective funds constituting First American Funds, Inc. at September 30, 2001, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States.


                                        /s/ ERNST & YOUNG LLP


Minneapolis, Minnesota
November 5, 2001


(2      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

STATEMENTS OF NET ASSETS  September 30, 2001

TREASURY OBLIGATIONS FUND

DESCRIPTION                                 PAR (000)       VALUE (000)
-----------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 26.5%
U.S. Treasury Notes
   5.875%, 10/31/01                         $ 100,000         $ 100,116
   6.250%, 10/31/01                            40,000            40,034
   7.500%, 11/15/01                           142,829           143,371
   6.375%, 01/31/02                            25,000            25,127
   6.500%, 02/28/02                            50,000            50,319
   6.375%, 04/30/02                           150,000           152,054
   6.625%, 04/30/02                            50,000            50,740
   6.500%, 05/31/02                           242,829           246,949
   6.625%, 05/31/02                            64,243            65,508
   6.625%, 05/31/02                           100,000           101,961
   6.000%, 07/31/02                           135,658           138,175
   6.250%, 07/31/02                           142,828           146,009
   6.375%, 08/15/02                           142,828           146,392
U.S. Treasury Bills
   3.502%, 10/04/01                           128,486           128,449
   3.500%, 10/25/01                           192,729           192,382
   3.435%, 11/01/01                           128,486           128,204
   3.400%, 11/08/01                           214,143           213,578
   2.500%, 11/15/01                            42,829            42,695
   2.310%, 10/18/01                           200,000           199,782
U.S. Treasury Bond
   6.250%, 02/28/02                           100,000           100,740
                                                             ----------
TOTAL U.S. TREASURY OBLIGATIONS                               2,412,585
                                                             ----------
REPURCHASE AGREEMENTS - 73.5%
ABN Amro
   3.200%, dated 9/28/01, matures
   10/01/01 repurchase price
   $400,106,667 (collateralized by
   U.S. Treasury Obligations: Total
   Market value $408,000,506)                 400,000           400,000
Bear Stearns
   3.200%, dated 9/28/01, matures
   10/01/01 repurchase price
   $250,066,667 (collateralized by
   U.S. Treasury Obligations: Total
   Market value $255,741,000)                 250,000           250,000
CS First Boston
   3.250%, dated 9/28/01, matures
   10/01/01 repurchase price
   $400,108,333 (collateralized by
   U.S. Treasury Obligations: Total
   Market value $408,002,275)                 400,000           400,000
Deutsche Bank
   3.150%, dated 9/28/01, matures
   10/01/01 repurchase price
   $200,052,500 (collateralized by
   U.S. Treasury Obligations: Total
   Market value $204,000,246)                 200,000           200,000
Goldman Sachs
   3.150%, dated 9/28/01, matures
   10/01/01 repurchase price
   $580,752,406 (collateralized by
   U.S. Treasury Obligations: Total
   Market value $592,212,121)                 580,600           580,600
Lehman Brothers
   3.150%, dated 9/28/01, matures
   10/01/01 repurchase price
   $250,065,625 (collateralized by
   U.S. Treasury Obligations: Total
   Market value $254,936,700)                 250,000           250,000

TREASURY OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                 PAR (000)       VALUE (000)
-----------------------------------------------------------------------
Morgan Stanley Dean Witter
   3.150%, dated 9/28/01, matures
   10/01/01 repurchase price
   $800,210,000 (collateralized by
   U.S. Treasury Obligations: Total
   Market value $825,386,193)               $ 800,000         $ 800,000
Prudential Securities
   3.250%, dated 9/28/01, matures
   10/01/01 repurchase price
   $400,108,333 (collateralized by
   U.S. Treasury Obligations: Total
   Market value $408,000,870)                 400,000           400,000
Salomon Smith Barney
   3.250%, dated 9/28/01, matures
   10/01/01 repurchase price
   $1,100,297,917 (collateralized by
   U.S. Treasury Obligations: Total
   Market value $1,122,324,282)             1,100,000         1,100,000
Societe General
   3.125%, dated 9/28/01, matures
   10/01/01 repurchase price
   $400,104,167 (collateralized by
   U.S. Treasury Obligations: Total
   Market value $408,061,529)                 400,000           400,000
USB Warburg
   3.250%, dated 9/28/01, matures
   10/01/01 repurchase price
   $1,900,514,583 (collateralized by
   U.S. Treasury Obligations: Total
   Market value $1,938,001,006)             1,900,000         1,900,000
                                                             ----------
TOTAL REPURCHASE AGREEMENTS
                                                              6,680,600
                                                             ----------
TOTAL INVESTMENTS - 100.0%
   (Cost $9,093,185)                                          9,093,185
                                                             ----------
OTHER ASSETS & LIABILITIES, NET -- 0.00%                            959
                                                             ----------
NET ASSETS:
Portfolio capital                                             9,094,213
Distributions in excess of net investment income                     (5)
Accumulated net realized loss on
 investments                                                        (64)
                                                             ----------
TOTAL NET ASSETS - 100%                                      $9,094,144
                                                             ----------
CLASS A:
Net asset value, offering price and
 redemption price per share (net assets
 of $132,245,304 and 132,221,030
 shares of capital stock issued and
 outstanding) (A)                                            $     1.00
                                                             ----------
CLASS D:
Net asset value, offering price and
 redemption price per share (net assets
 of $3,996,701,767 and 3,996,752,874
 shares of capital stock issued and
 outstanding) (A)                                            $     1.00
                                                             ----------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $2,035,432,841 and 2,035,432,841
 shares of capital stock issued and
 outstanding) (A)                                            $     1.00
                                                             ----------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $2,929,764,134 and 2,929,795,280
 shares of capital stock issued and
 outstanding) (A)                                            $     1.00
                                                             ----------

(A)$0.01 par value - 20 billion authorized

                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001      3)

STATEMENTS OF NET ASSETS  September 30, 2001

TREASURY RESERVE FUND

DESCRIPTION                                  PAR (000)     VALUE (000)
----------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 53.5%
U.S. Treasury Notes
   7.500%, 11/15/01                           $ 57,171       $  57,370
   6.500%, 05/31/02                             57,171          58,151
   6.625%, 05/31/02                             85,757          87,446
   6.000%, 07/31/02                            114,342         116,479
   6.250%, 07/31/02                             57,172          58,445
   6.375%, 08/15/02                             57,172          58,594
U.S. Treasury Bills
   3.502%, 10/04/01                            171,514         171,465
   2.310%, 10/18/01                            100,000          99,891
   3.500%, 10/25/01                            257,271         256,808
   3.435%, 11/01/01                            171,514         171,137
   3.400%, 11/08/01                            285,857         285,103
   2.500%, 11/15/01                             57,171          56,992
                                                            ----------
TOTAL U.S. TREASURY OBLIGATIONS                              1,477,881
                                                            ----------
REPURCHASE AGREEMENTS - 46.3%
CS First Boston
   3.250%, dated 9/28/01, matures
   10/01/01, repurchase price
   $100,027,083 (collateralized by
   U.S. Treasury Obligations: total market
   value $102,002,149)                         100,000         100,000
Goldman Sachs
   3.150%, dated 9/28/01, matures
   10/01/01 repurchase price
   $178,857,938 (collateralized by
   U.S. Treasury Obligations: total market
   value $182,387,842)                         178,811         178,811
Salomon Smith Barney
   3.250%, dated 9/28/01, matures
   10/01/01 repurchase price
   $400,108,333 (collateralized by
   U.S. Treasury Obligations: total market
   value $408,206,064)                         400,000         400,000
USB Warburg
   3.250%, dated 9/28/01, matures
   10/01/01 repurchase price
   $600,162,500 (collateralized by
   U.S. Treasury Obligations: total market
   value $612,000,663)                         600,000         600,000
                                                            ----------
TOTAL REPURCHASE AGREEMENTS                                  1,278,811
                                                            ----------
TOTAL INVESTMENTS - 99.8%
   (Cost $2,756,692)                                         2,756,692
                                                            ----------
OTHER ASSETS AND LIABILITIES, NET - 0.2%                         3,787
                                                            ----------
NET ASSETS:
Portfolio capital                                            2,760,479
                                                            ----------
TOTAL NET ASSETS - 100%                                     $2,760,479
                                                            ----------
CLASS A:
Net asset value, offering price, and
 redemption price per share (net assets
 of $2,760,478,735 and 2,760,495,037
 shares of capital stock issued and
 outstanding) (A)                                           $     1.00
                                                            ----------

(A)$0.01 par value - 20 billion authorized

GOVERNMENT OBLIGATIONS FUND

DESCRIPTION                                  PAR (000)     VALUE (000)
----------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.2%
FFCB
   3.448%, 10/01/01                            $ 8,000       $   8,000
   5.760%, 06/12/02                                360             364
   2.501%, 10/25/01 (A)                          5,000           4,998
   2.501%, 10/25/01 (A)                         50,000          49,986
FHLB
   3.132%, 10/03/01 (A)                         70,000          69,996
   6.100%, 12/28/01                             10,000          10,022
   4.537%, 01/18/02                             16,628          16,408
   4.875%, 01/22/02                             15,000          15,008
   5.300%, 01/25/02                              7,000           7,004
   6.750%, 02/01/02                              8,000           8,065
   4.900%, 02/07/02                             20,000          19,998
   6.750%, 02/15/02                             55,000          55,365
   4.500%, 04/04/02                                500             500
   5.250%, 04/25/02                             12,575          12,651
   6.750%, 05/01/02                             10,000          10,140
   7.250%, 05/15/02                                750             764
   5.920%, 06/14/02                                500             507
   6.000%, 08/15/02                              1,000           1,021
   6.750%, 08/15/02                             14,135          14,501
   3.340%, 10/17/01 (A)                        100,000          99,958
   2.990%, 10/01/01 (A)                         50,000          49,956
FHLMC
   3.380%, 10/09/01                              8,000           7,995
   3.270%, 10/12/01                             50,000          49,950
   2.354%, 10/19/01                             20,000          19,977
   2.274%, 10/19/01                             31,576          31,540
   5.119%, 01/03/02                             14,500          14,316
   3.700%, 05/01/02                              9,550           9,342
   5.500%, 05/15/02                              1,000           1,008
   5.500%, 05/15/02                                750             757
   5.500%, 05/15/02                             26,476          26,692
   3.490%, 07/18/02                              6,588           6,403
   6.625%, 08/15/02                             39,000          40,038
   6.250%, 10/15/02                             25,000          25,936
FNMA
   3.460%, 10/05/01                              7,300           7,297
   1.820%, 10/15/01                              7,000           6,995
   4.625%, 10/15/01                             25,000          25,008
   2.100%, 10/20/01                              4,000           3,981
   6.500%, 11/14/01                             15,000          15,000
   6.625%, 01/15/02                             10,000          10,040
   4.880%, 02/08/02                             10,000           9,824
   6.910%, 03/25/02                                300             304
   6.610%, 05/08/02                                350             354
   3.490%, 07/12/02                              4,900           4,765
   3.390%, 08/09/02                             30,000          29,118
   3.070%, 10/01/01 (A)                        100,000          99,977
   3.070%, 10/01/01 (A)                         75,000          74,974
   3.003%, 11/06/01 (A)                        100,000          99,967
SLMA
   2.929%, 10/02/01 (A)                         50,000          49,995
   3.690%, 06/14/02                             20,000          19,475
                                                             ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                     1,146,240
                                                             ---------
OTHER U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.3%
Tennessee Valley Authority
   2.630%, 10/12/01                             50,000          49,960
   4.050%, 05/01/02                              1,478           1,443
                                                             ---------
TOTAL OTHER U.S. GOVERNMENT AGENCY OBLIGATIONS                  51,403
                                                             ---------

The accompanying notes are an integral part of the financial statements.


(4      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

GOVERNMENT OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                  PAR (000)     VALUE (000)
----------------------------------------------------------------------
REPURCHASE AGREEMENTS - 46.4%
CS First Boston
   3.350%, dated 9/28/01, matures
   10/01/01, repurchase price
   $500,139,583 (collateralized by U.S.
   Government Obligations: total market
   value $510,002,573)                        $500,000      $  500,000
Goldman Sachs
   3.150%, dated 9/28/01, matures
   10/01/01, repurchase price
   $36,329,534 (collateralized by U.S.
   Government Obligations: total market
   value $37,047,374)                           36,320          36,320
Lehman Brothers
   3.270%, dated 9/28/01, matures
   10/01/01, repurchase price
   $500,136,250 (collateralized by U.S.
   Government Obligations: total market
   value $509,993,644)                         500,000         500,000
                                                            ----------
TOTAL REPURCHASE AGREEMENTS                                  1,036,320
                                                            ----------
TOTAL INVESTMENTS - 99.9%
   (Cost $2,233,963)                                         2,233,963
                                                            ----------
OTHER ASSETS AND LIABILITIES, NET - 0.1% (C)                     3,252
                                                            ----------
NET ASSETS:
Portfolio capital                                           $2,237,255
Distributions in excess of net investment
 income                                                            (28)
Accumulated net realized loss on
 investments                                                       (12)
                                                            ----------
TOTAL NET ASSETS - 100%                                     $2,237,215
                                                            ----------
CLASS A:
Net asset value, offering price, and redemption price per
 share (net assets of  $490,164,203 and 490,096,056 shares
 of capital stock issued and outstanding) (B)               $     1.00
                                                            ----------
CLASS D:
Net asset value, offering price, and redemption price per
 share (net assets of $609,315,147 and 609,332,974 shares
 of capital stock issued and outstanding) (B)               $     1.00
                                                            ----------
CLASS S:
Net asset value, offering price, and redemption price per
 share (net assets of $96,035,720 and 96,104,466 shares of
 capital stock issued and outstanding) (B)                  $     1.00
                                                            ----------
CLASS Y:
Net asset value, offering price, and redemption price per
 share (net assets of $1,041,700,427 and 1,041,807,738
 shares of capital stock issued and outstanding) (B)        $     1.00
                                                            ----------

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

SLMA - Student Loan Mortgage Association

(A)Variable Rate Security - the rate reported is the rate in effect as of September 30, 2001. The date shown is the next reset date.

(B)$0.01 par value - 20 billion authorized

(C)Other assets and liabilities representing greater than 5 percent of the total net assets include the following amounts (000):

   Collateral received for securities owned, at value          454,881
   Payable upon return of securities loans                    (454,881)

PRIME OBLIGATIONS FUND

DESCRIPTION                                  PAR (000)     VALUE (000)
----------------------------------------------------------------------
COMMERCIAL PAPER - 54.3%
BROKERAGE - 6.3%
CS First Boston
   2.850%, 11/19/01                           $ 10,000       $   9,961
Goldman Sachs
   2.950%, 10/23/01                             50,000          49,910
   2.600%, 10/31/01                            150,000         149,675
JP Morgan Chase
   3.490%, 10/01/01                            150,000         150,000
   3.500%, 10/02/01                             75,000          74,993
   3.430%, 10/15/01                             10,000           9,986
Morgan Stanley Dean Witter
   3.050%, 10/01/01                             63,000          63,000
Merrill Lynch
   3.009%, 10/24/01                            120,000         119,770
   3.000%, 10/24/01                             13,000          12,975
Salomon Smith Barney
   2.500%, 10/01/01                            300,000         300,000
   2.500%, 10/03/01                             80,000          79,989
   2.500%, 10/19/01                             70,000          69,913
                                                            ----------
                                                             1,090,172
                                                            ----------
BASIC INDUSTRIES - 3.8%
Bayer Corporation
   2.405%, 10/24/01                             60,000          59,908
   2.620%, 10/29/01                            100,500         100,295
   2.620%, 11/06/01                             75,000          74,804
National Rural Utilities
   3.510%, 10/09/01                             75,000          74,941
   3.480%, 10/12/01                             96,000          95,898
   2.650%, 10/19/01                            130,000         129,828
   2.700%, 10/24/01                             59,250          59,148
   2.580%, 11/05/01                             50,000          49,875
                                                            ----------
                                                               644,697
                                                            ----------
CAPTIVE FINANCE - 0.3%
Met Life Funding
   2.650%, 10/09/01                             54,324          54,292
                                                            ----------
COMMERCIAL FUNDING CORPORATIONS  - 23.9%
Asset Securitization (B)
   3.520%, 10/05/01                            100,000          99,961
   3.491%, 10/11/01                            115,000         114,889
   3.500%, 10/12/01                            100,000          99,893
   3.450%, 10/19/01                            100,000          99,827
   2.600%, 11/14/01                             50,000          49,841
   2.500%, 11/16/01                            100,000          99,681
Corporate Asset Funding (B)
   3.000%, 10/24/01                             52,000          51,900
   3.470%, 10/26/01                            100,000          99,759
   3.500%, 10/09/01                              8,000           7,994
   2.458%, 11/08/01                            200,000         199,483
Edison Asset Securitization (B)
   3.490%, 10/04/01                            200,000         199,942
   3.520%, 10/05/01                             70,000          69,973
   3.510%, 10/11/01                            200,000         199,805
   3.510%, 10/12/01                             63,000          62,932
   2.750%, 10/25/01                             60,000          59,890

                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001      5)

STATEMENTS OF NET ASSETS  September 30, 2001

DESCRIPTION                                  PAR (000)     VALUE (000)
----------------------------------------------------------------------
Fleet Funding (B)
   3.510%, 10/01/01                           $ 72,936       $  72,936
   3.500%, 10/12/01                             99,391          99,285
Jupiter Securitization (B)
   3.530%, 10/01/01                            156,449         156,449
   3.520%, 10/09/01                            216,760         216,590
   2.680%, 10/09/01                             51,640          51,490
   3.520%, 10/16/01                             80,000          79,883
   3.550%, 10/31/01                             35,477          35,372
   2.640%, 11/13/01                             45,585          45,441
Moat Funding (Guarantor: 28% Chase) (B)
   4.120%, 10/18/01                              8,000           7,984
   3.550%, 10/29/01                             40,000          39,889
   3.600%, 11/21/01                            100,000          99,490
   3.570%, 01/22/02                             50,000          49,440
Pooled Accounts Receivable Capital
 (Guarantor: 35% MBIA)(B)
   2.550%, 10/10/01                            130,941         130,858
   2.700%, 10/12/01                             55,097          55,052
   2.700%, 10/17/01                            109,186         109,055
   2.750%, 10/25/01                             84,732          84,577
   2.750%, 10/26/01                             80,000          79,847
Quincy Capital (B)
   3.510%, 10/02/01                             45,178          45,174
   3.510%, 10/03/01                            160,000         159,969
   2.455%, 10/19/01                            109,786         109,651
   2.500%, 10/26/01                            125,498         125,280
   2.507%, 10/26/01                            141,937         141,681
Receivables Capital (B)
   3.542%, 10/05/01                             33,847          33,834
   3.490%, 10/11/01                             50,000          49,952
   3.550%, 10/12/01                            250,000         249,729
   2.980%, 10/18/01                             65,000          64,908
   3.400%, 10/24/01                             72,890          72,732
   2.506%, 10/26/01                             30,000          29,948
   2.480%, 10/30/01                             12,000          11,976
   3.336%, 11/01/01                             50,000          49,857
                                                            ----------
                                                             4,074,099
                                                            ----------
DIVERSIFIED FINANCE - 3.0%
General Electric Capital
   2.450%, 10/02/01                            250,000         249,983
   2.450%, 10/04/01                            250,000         249,949
International Lease Finance
   3.570%, 10/05/01                             12,000          11,995
                                                            ----------
                                                               511,927
                                                            ----------
DOMESTIC BANKS - 6.0%
Enterprise Funding (Guarantor:
 BankAmerica) (B)
   3.510%, 10/09/01                            101,431         101,352
   2.480%, 10/11/01                              6,256           6,252
   2.500%, 10/18/01                              7,000           6,992
   2.490%, 10/22/01                             99,936          99,791
   2.506%, 10/26/01                             32,659          32,602
Kitty Hawk Funding (Guarantor:
 BankAmerica) (B)
   3.520%, 10/04/01                             40,000          39,988
   2.490%, 10/22/01                             60,000          59,913
   2.870%, 11/09/01                             29,721          29,628
   2.600%, 12/10/01                             32,120          31,958

PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                  PAR (000)     VALUE (000)
----------------------------------------------------------------------
Variable Funding Capital (Guarantor:
 First Union) (B)
   3.510%, 10/03/01                           $200,000      $  199,961
   3.460%, 10/10/01                            100,000          99,913
   3.510%, 10/11/01                            200,000         199,805
   2.630%, 11/06/01                            100,000          99,737
   2.850%, 10/09/01                             13,000          12,992
                                                            ----------
                                                             1,020,884
                                                            ----------
FOREIGN BANK - 0.5%
Pemex Capital (LOC: Barclay's Bank PLC)
   3.530%, 10/04/01                             80,000          79,976
                                                            ----------
                                                                79,976
                                                            ----------
FOREIGN FUNDING CORPORATIONS - 3.8%
Brahms Funding (Guarantor: Dresdner
 Bank) (B)
   3.650%, 10/05/01                             70,397          70,369
   3.600%, 10/09/01                            100,613         100,533
   3.530%, 10/26/01                             44,771          44,661
   2.620%, 11/29/01                             40,304          40,131
Four Winds Funding (Guarantor:
 26% Commerzbank)(B)
   3.460%, 10/11/01                            105,000         104,899
   3.000%, 10/19/01                            250,000         249,645
K2 USA LLC (B)
   4.550%, 10/09/01                             22,473          22,450
Sigma Finance (B)
   4.420%, 10/04/01                             10,000           9,996
                                                            ----------
                                                               642,684
                                                            ----------
FOREIGN OTHER - 0.1%
UBS Finance (Delaware) (B)
   2.490%, 10/22/01                              7,000           6,990
                                                            ----------
INSURANCE - 0.8%
Allianz America (B)
   3.560%, 10/24/01                             44,000          43,900
   3.450%, 10/25/01                             25,000          24,943
   3.430%, 10/26/01                             50,000          49,881
St. Paul Companies
   2.750%, 10/19/01                             13,000          12,982
                                                            ----------
                                                               131,706
                                                            ----------
RETAIL FUNDING CORPORATIONS - 5.8%
Bishops Gate Residential Mortgage (B)
   3.610%, 10/05/01                             91,190          91,153
   3.550%, 10/16/01                            125,000         124,815
Emerald Certificates (MBNA TR Master
 Certificate) (B)
   3.510%, 10/05/01                            100,432         100,393
   3.050%, 10/16/01                             58,000          57,926
   3.570%, 10/16/01                             98,000          97,854
   3.530%, 10/18/01                            100,000          99,833
   3.510%, 10/19/01                             73,000          72,872
   2.536%, 10/26/01                             57,000          56,900
   3.490%, 10/26/01                             37,000          36,911
   3.480%, 10/30/01                             55,000          54,846
Providian Master Trust (B)
   3.500%, 10/03/01                             87,375          87,358
   3.563%, 10/04/01                             48,990          48,976
   3.670%, 10/05/01                             58,175          58,151
                                                            ----------
                                                               987,988
                                                            ----------
TOTAL COMMERCIAL PAPER                                       9,245,415
                                                            ----------

The accompanying notes are an integral part of the financial statements.

(6      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                  PAR (000)     VALUE (000)
----------------------------------------------------------------------
CORPORATE OBLIGATIONS - 27.7%
BROKERAGE - 3.7%
Goldman Sachs
   4.250%, 10/15/01 (A)                       $ 88,000      $   88,000
   3.670%, 11/15/01 (A)                         80,000          80,038
   3.798%, 12/21/01 (A)                        130,000         130,000
Morgan Stanley Dean Witter
   2.350%, 10/01/01 (A)                         50,000          50,000
   3.568%, 10/01/01 (A)                        125,000         125,000
   3.513%, 10/15/01 (A)                        150,000         150,000
Salomon Smith Barney
   7.300%, 05/15/02                              3,000           3,057
                                                            ----------
                                                               626,095
                                                            ----------
DIVERSIFIED FINANCE - 0.7%
   Associates Corp NA
   2.600%, 12/26/01 (A)                        120,000         120,000
                                                            ----------
FOREIGN FUNDING CORPORATIONS - 15.1%
Centauri (CC USA LLC)(B)
   2.620%, 10/04/01 (A)                         88,000          88,000
   3.130%, 10/01/01 (A)                        150,000         150,000
   4.300%, 05/01/02                             62,000          62,000
   4.270%, 05/23/02                             50,000          50,000
   3.660%, 09/20/02                             55,000          55,000
   3.650%, 09/20/02                             95,000          95,000
Beta Finance (B)
   5.370%, 01/18/02                             50,000          49,999
   5.100%, 02/07/02                             25,000          24,991
   5.107%, 02/20/02                             50,000          50,000
   4.750%, 04/25/02                            100,000         100,000
   4.310%, 05/10/02                            100,000         100,000
   4.100%, 06/11/02                             20,000          20,000
   4.090%, 06/17/02                             50,000          50,011
   4.150%, 07/15/02                             35,000          35,000
Dorada Finance (B)
   3.901%, 10/02/01 (A)                        150,000         150,000
   6.750%, 10/12/01                             60,000          60,001
   4.535%, 04/04/02                             50,000          50,000
   4.345%, 05/02/02                             90,000          90,000
   4.270%, 05/20/02                             70,000          70,000
   4.120%, 06/10/02                             50,000          50,000
   4.100%, 06/17/02                             30,000          30,000
K2 USA LLC (B)
   4.100%, 05/13/01                             30,000          30,000
   5.235%, 01/14/02                             25,000          25,000
   5.040%, 02/07/02                             25,000          25,000
   3.488%, 10/15/02 (A)                         50,000          49,996
   5.280%, 02/20/02                             50,000          50,000
   4.860%, 03/07/02                             50,000          50,000
   4.600%, 03/28/02                             15,000          15,000
   3.630%, 10/17/01 (A)                        150,000         149,992
   4.100%, 05/15/02                             50,000          50,000
   4.150%, 05/15/02                             25,000          25,000
   3.780%, 08/15/02                             45,000          45,000
   2.730%, 09/20/02                             75,000          75,000

PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                  PAR (000)     VALUE (000)
----------------------------------------------------------------------
Sigma Finance (B)
   3.100%, 10/01/01 (A)                       $ 80,000      $   79,994
   6.751%, 10/02/01                             35,000          35,000
   3.080%, 10/01/01 (A)                        100,000          99,996
   5.340%, 01/28/02                             50,000          50,000
   4.750%, 04/25/02                             50,000          50,000
   3.770%, 08/06/02                             50,000          50,012
   4.060%, 08/09/02                             55,000          55,000
   3.770%, 08/30/02                             50,000          50,000
Uri Trust Series 2000-1 (Guarantor:
 UBS AG)(B)
   3.200%, 12/18/01 (A)                        100,000         100,000
                                                            ----------
                                                             2,589,992
                                                            ----------
INSURANCE - 6.3%
AIG Life
   3.946%, 10/01/01 (A)                        100,000         100,000
   3.946%, 10/01/01 (A)                        100,000         100,000
Allstate Life Insurance
   3.970%, 10/01/01 (A)                        100,000         100,000
   3.966%, 10/01/01 (A)                        100,000         100,000
Anchor National Life Insurance Investment
   3.250%, 10/01/01 (A)                         75,000          75,000
Sun Life Insurance of America
   3.340%, 10/01/01 (A)                         75,000          75,000
   3.500%, 10/01/01 (A)                         75,000          75,000
Transamerica Occidental
   3.730%, 10/01/01 (A)                        400,000         400,000
Travelers Insurance
   3.579%, 11/20/01 (A)                         50,000          50,000
                                                            ----------
                                                             1,075,000
                                                            ----------
RETAIL FUNDING CORPORATION - 1.3%
Merrill Lynch Residential Pass Through
 (SER 2000-WM2)
   2.696%, 10/27/01 (A)                        216,839         216,839
                                                            ----------
TELECOMMUNICATIONS - 0.6%
Bellsouth Telecommunications
   3.443%, 12/04/02 (A)                        100,000         100,000
                                                            ----------
TOTAL CORPORATE OBLIGATIONS                                  4,727,926
                                                            ----------
CERTIFICATES OF DEPOSIT - 2.8%
American Express Centurion Bank
   3.500%, 10/10/01                            230,000         230,000
Bank One
   6.750%, 10/09/01                             50,000          50,000
   6.700%, 10/11/01                             50,000          50,000
   6.620%, 11/02/01                             50,000          49,998
   3.720%, 08/09/02                            105,000         104,987
                                                            ----------
TOTAL CERTIFICATES OF DEPOSIT                                  484,985
                                                            ----------

                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001      7)

STATEMENTS OF NET ASSETS  September 30, 2001

DESCRIPTION                                  PAR (000)     VALUE (000)
----------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT - 9.3%
Bayeriche Hypo NY
   3.520%, 10/02/01                           $100,000     $   100,000
   3.520%, 10/02/01                            110,000         110,000
   3.490%, 10/11/01                            300,000         300,001
Bayerische Landesbank NY
   5.250%, 01/23/02                             50,000          50,000
   4.790%, 03/12/02                             50,000          49,998
   4.520%, 04/17/02                             50,000          50,000
BNP Paribas NY
   3.530%, 11/20/01                            110,000         110,002
Canadian Imperial Bank NY
   4.270%, 04/23/02                             10,000           9,993
Rabobank Netherland NY
   5.235%, 01/14/02                             50,000          49,999
   4.780%, 03/11/02                            100,000         100,092
Societe Generale NY
   2.620%, 11/02/01                            100,000         100,001
Svenska Handelsbank NY
   5.370%, 01/16/02                             50,000          50,000
   4.010%, 05/07/02                             25,000          25,021
   3.613%, 08/22/02                            175,000         175,004
Toronto-Dominion Bank NY
   3.510%, 10/02/01                            100,000         100,000
West Deutsche Landesbank NY
   3.890%, 07/19/02                            100,000         100,000
   3.810%, 07/26/02                            100,000          99,976
                                                           -----------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                         1,580,087
                                                           -----------
EURO TIME DEPOSITS - 2.1%
Key Bank - Cleveland
   2.563%, 10/01/01                            352,741         352,741
                                                           -----------
TOTAL EURO TIME DEPOSITS                                       352,741
                                                           -----------
REPURCHASE AGREEMENTS - 3.5%
Bear Stearns
   3.6275%, dated 6/25/01 matures
   6/25/02 repurchase price
   $400,550,080 (collateralized by
   various securities: total market value
   $421,804,662) (A)                           400,000         400,000
Goldman Sachs
   3.150%, dated 9/28/01 matures
   10/01/01 repurchase price
   $204,322,621 (collateralized by U.S.
   Government Obligations: total market
   value $208,354,823)                         204,269         204,269
                                                           -----------
TOTAL REPURCHASE AGREEMENTS                                    604,269
                                                           -----------
TOTAL INVESTMENTS - 99.7%
   (Cost $16,995,423)                                       16,995,423
                                                           -----------
OTHER ASSETS AND LIABILITIES, NET - 0.3%                        46,564
                                                           -----------

PRIME OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                                VALUE (000)
----------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                          $17,041,824
Undistributed net investment income                                163
                                                           -----------
TOTAL NET ASSETS - 100%                                    $17,041,987
                                                           -----------
CLASS A:
Net asset value, offering price, and
 redemption price per share (net assets
 of  $5,784,152,822 and 5,784,195,098
 shares of capital stock issued and
 outstanding) (C)                                          $      1.00
                                                           -----------
CLASS B:
Net asset value, offering price, and
 redemption price per share (net assets
 of $7,393,346 and 7,397,748 shares of
 capital stock issued and outstanding) (C)                 $      1.00
                                                           -----------
CLASS C:
Net asset value, offering price, and
 redemption price per share (net assets
 of $2,163,215 and 2,163,275 shares of
 capital stock issued and outstanding) (C)                 $      1.00
                                                           -----------
CLASS D:
Net asset value, offering price, and
 redemption price per share (net assets
 of $738,870,698 and 738,879,560
 shares of capital stock issued and
 outstanding) (C)                                          $      1.00
                                                           -----------
CLASS I:
Net asset value, offering price, and
 redemption price per share (net assets
 of $2,932,264,570 and 2,932,305,702
 shares of capital stock issued and
 outstanding) (C)                                          $      1.00
                                                           -----------
CLASS S:
Net asset value, offering price, and
 redemption price per share (net assets
 of $10 and 10 shares of capital stock
 issued and outstanding) (C)                               $      1.00
                                                           -----------
CLASS Y:
Net asset value, offering price, and
 redemption price per share (net assets
 of $7,577,142,695 and 7,577,076,204
 shares of capital stock issued and
 outstanding) (C)                                          $      1.00
                                                           -----------

(A)Variable Rate Security - The rate reported is the rate in effect as of September 30, 2001.

(B)Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional investors. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C)$0.01 par value - 20 billion authorized

The accompanying notes are an integral part of the financial statements.

(8      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

TAX FREE OBLIGATIONS FUND

DESCRIPTION                                  PAR (000)    VALUE (000)
---------------------------------------------------------------------
MUNICIPAL BONDS - 96.8%
ALASKA - 2.0%
Alaska State Housing Finance,
 (INS:MBIA) (A)
   2.310%, 06/01/35                            $ 3,400        $ 3,400
Valdez Alaska Marine Terminal, Mobil
 Pipeline,
   2.300%, 05/01/31 (GTY:Amoco) (A)              4,500          4,500
   2.650%, 12/01/33 (GTY: Exxon
   Mobil) (A)                                   20,050         20,050
                                                              -------
                                                               27,950
                                                              -------
ARIZONA - 0.3%
Arizona State Transportation Board
 Highway, (INS: AMBAC) 5.000%,
 07/01/02                                        4,500          4,574
                                                              -------
COLORADO - 1.2%
Denver City and County
   5.000%, 08/01/02                              9,425          9,607
Smith Creek Med Dist Colo Rev (LOC: Bank
 America) (A)
   2.500%, 10/01/35                              2,500          2,500
   2.500%, 10/01/35                              4,600          4,600
                                                              -------
                                                               16,707
                                                              -------
DISTRICT OF COLUMBIA - 0.7%
District of Columbia Revenue (LOC: First
 Union) (A)
   2.250%, 07/01/23                              9,800          9,800
                                                              -------
FLORIDA - 1.3%
Florida Gulf Coast University (LOC: First
 Union) (A)
   2.500%, 08/01/30                              5,300          5,300
Florida Housing Agency (LOC:
 Kreidetbank) (A)
   2.400%, 12/01/08                              5,935          5,935
Putnam County Seminole PCR
 (GTY: CFC) (A)
   2.400%, 03/15/14                              1,160          1,160
Putnam County Seminole H-1 PCR
 (GTY: CFC) (A)
   2.400%, 03/15/14                              5,285          5,285
                                                              -------
                                                               17,680
                                                              -------
GEORGIA - 0.7%
De Kalb County Development Authority,
 Pollution Control (GTY: General
 Motors) (A)
   2.300%, 04/01/09                              9,000          9,000
                                                              -------
HAWAII - 0.3%
State Of Hawaii
   5.625%, 01/01/02                              4,570          4,598
                                                              -------
IDAHO - 1.0%
Boise Idaho Urban Renewal Agency,
 Capital City
   2.300%, 09/01/15 (LOC: Bank
   America) (A)                                  5,115          5,115
University Of Idaho Foundation Authority
   2.300%, 01/01/07 (LOC: First Security
   Bank) (A)                                     9,205          9,205
                                                              -------
                                                               14,320
                                                              -------

TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                  PAR (000)    VALUE (000)
---------------------------------------------------------------------
ILLINOIS - 17.5%
ABN Amro Munitops Ctfs Tr - Illinois State
 (GO) (INS: MBIA) (A)
   2.310%, 12/01/08                            $ 4,575        $ 4,575
ABN Amro Munitops Ctfs Tr - Chicago IL
 (INS:FGIC) (A)
   2.310%, 04/03/19                             20,000         20,000
Illinois Development Finance Authority
 Aurora (LOC: Northern Trust) (A)
   2.350%, 04/01/24                              3,700          3,700
Illinois Development Finance Authority
 St. Ignatius (LOC: Northern Trust) (A)
   2.350%, 06/01/24                              6,000          6,000
Illinois Development Finance Authority
   2.350%, 02/01/25 (LOC: Lasalle
   St. Pauls Housing National) (A)               4,605          4,605
   2.400%, 08/01/26 (LOC: Northern
   Amer. College Trust) (A)                      4,000          4,000
   2.350%, 01/01/27 (LOC: FHLB) (A)
   Rest Haven                                    4,800          4,800
   2.350%, 10/01/31 Loyola Academy
   (LOC: American National Bank) (A)             4,000          4,000
   2.200%, 06/01/31 Chicago Project
   (LOC: Bank America) (A)                       4,500          4,500
   2.350%, 06/01/35 McCormick
   Theological (LOC: Northern Trust) (A)         7,935          7,935
Illinois Development Finance Lake Forest
   2.350%, 12/01/24 (LOC: Northern
   Trust) (A)                                    4,255          4,255
Illinois Development Finance Presbyterian
   2.350%, 09/01/31 (INS: FSA) (A)              28,000         28,000
Illinois Development Finance-St. Xavier
   2.350%, 10/01/12 (LOC:American
   National Bank) (A)                            2,005          2,005
Illinois Educational Facilities Authority
   Chicago Zoological Society (LOC:
   Northern Trust) (A)
   2.350%, 12/15/25                              5,000          5,000
Illinois Health Facility (LOC: Harris
 Trust) (A)
   2.200%, 11/15/25                              2,900          2,900
Illinois Health Facilities Authorities
   2.450%, 07/01/24 (INS: MBIA)(A)              10,900         10,900
Lifelink Corp (LOC: American National
 Bank) (A)
   2.330%, 02/15/16                              7,750          7,750
Streetville Corp (LOC: FNB Chicago) (A)
   2.250%, 08/15/22                              3,900          3,900
Illinois Health Finance Authority Healthcare
 Southern Illinois (INS: MBIA)
   2.450%, 03/01/21                              2,400          2,400
Illinois State Toll Highway Authority
   2.300%, 01/01/16 (INS: FSA) (A)              18,500         18,500
   2.300%, 01/01/17 (INS: FSA) (A)              13,100         13,100
Cary Special Tax Authority (LOC: American
 National Bank) (A)
   2.350%, 03/01/30                              7,118          7,118
Chicago (GO) Manual put 12/06/01 @
 100.00 (LOC: Landesbank Hessein Thur)
   2.400%, 01/03/03                              5,000          5,000
Chicago Illinois Gas Supply Revenue (GTY:
 People's Gas) (A)
   2.300%, 03/01/30                             27,000         27,000
Chicago Illinois Water Revenue (LOC: Bank
 One) (A)
   2.300%, 11/01/30                             15,000         15,000

                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001      9)

STATEMENTS OF NET ASSETS  September 30, 2001

DESCRIPTION                                  PAR (000)    VALUE (000)
---------------------------------------------------------------------
Cook County Illinois Revenue - Clarehan
 Project (LOC: FHLB) (A) 2.350%, 05/01/20      $ 3,605       $  3,605
Du Page County Jail
   Prerefunded 01/01/02 @ 102.00
   6.500%, 01/01/12                              3,290          3,382
Lake County Adlai School District
   3.350%, 01/01/02                              1,265          1,265
Lake County Community High School -
 Antioch (INS:FGIC)
   9.000%, 12/01/01                              1,350          1,360
Schaumburg Il Multifamily (GTY: FNMA) (A)
   2.250%, 12/15/29                              5,000          5,000
South Barrubgton Cook County (LOC: Harris
 Trust) (A)
   2.200%, 12/01/27                              2,600          2,600
Orland Hills Multi Family (LOC: Lasalle) (A)
   2.350%, 12/01/04                              2,470          2,470
Macon County - Milikin University (INS:
 AMBAC) (A)
   2.200%, 10/01/28                              4,400          4,400
                                                             --------
                                                              241,025
                                                             --------
INDIANA - 0.4%
Evansville Economic Development
 Authority (LOC: Citibank) (A)
   2.450%, 09/01/04                              2,500          2,500
Indiana State Development Finance
 Authority (LOC: Bank One) (A)
   2.250%, 08/01/31                              2,400          2,400
                                                             --------
                                                                4,900
                                                             --------
IOWA - 0.3%
Webster County Iowa Educational Facilities
 Edmond Project (LOC: Wells Fargo) (A)
   2.300%, 07/01/20                              4,400          4,400
                                                             --------
KENTUCKY - 0.6%
Mason County Pollution Control Revenue
 (GTY:CFC) (A)
   2.400%, 10/15/14                              1,900          1,900
Mason County Pollution Control Revenue
 (GTY: CFC) (A)
   2.400%, 10/15/14                              6,400          6,400
                                                             --------
                                                                8,300
                                                             --------
LOUISIANA - 2.7%
Delhi La Indl Dev (GTY: Alcoa) (A)
   2.280%, 12/01/12                              8,000          8,000
Louisiana PFA Cp
   2.700%, 10/22/01 (INS: AMBAC)                 9,000          9,000
   2.450%, 11/06/01 (INS:AMBAC)                 20,000         20,000
                                                             --------
                                                               37,000
                                                             --------
MARYLAND - 0.9%
Anne Arundel County (GO)
   4.250%, 02/15/02                              3,395          3,406
Maryland State Health & Higher
 (LOC:Canadian Imperial Bank
 Commerce) (A)
   2.230%, 07/01/27                              8,600          8,600
                                                             --------
                                                               12,006
                                                             --------

TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                  PAR (000)    VALUE (000)
---------------------------------------------------------------------
MASSACHUSETTS - 4.1%
Massachusetts State (A)
   2.200%, 09/01/16                            $32,000       $ 32,000
Massachusetts State Series C (A)
   2.400%, 01/01/21                             25,000         25,000
                                                             --------
                                                               57,000
                                                             --------
MICHIGAN - 4.7%
Hannahville Indian Community Finance
 (LOC: National City Bank) (A)
   2.350%, 06/01/13                              2,750          2,750
Michigan State Building Authority
 Prerefunded 10/01/01 @ 100.00 (INS:
 AMBAC)
   6.000%, 10/01/09                              3,900          3,900
Michigan State Hospital Financial Authority
 (LOC: National City Bank) (A)
   2.280%, 12/01/23                             40,570         40,570
Michigan State Hospital Financial Authority,
 Daughter Charity Prerefunded 11/01/01
 @ 100.00
   7.000%, 11/01/21                              4,355          4,454
Michigan State Housing Development
 Authority (INS: MBIA) (A)
   2.380%, 10/01/15                              7,495          7,495
University of Michigan Revs Iam Cp
   2.500%, 10/11/01                              6,000          6,000
                                                             --------
                                                               65,169
                                                             --------
MINNESOTA - 5.4%
Bloomington Multifamily Housing Authority
 (LOC: Credit Suisse, NY) (A)
   2.400%, 12/01/25                             17,005         17,005
Eden Prairie, Multifamily Housing Authority
 (GTY: Freddie Mac) (A)
   2.350%, 09/01/31                             14,905         14,905
Mankato Revenue - Bethany Lutheran
 College (LOC: Wells Fargo) (A)
   2.250%, 11/01/15                              4,250          4,250
Minneapolis Community Development
 Agency (GTY: NSP) (A)
   2.450%, 03/01/11                              4,850          4,850
Minnesota State Higher Educational
 Facilities Bethel College (LOC: Allied
 Irish) (A)
   2.350%, 04/01/28                              4,745          4,745
University Of Minnesota
   2.300%, 01/01/34                             29,200         29,200
                                                             --------
                                                               74,955
                                                             --------
MISSISSIPPI - 0.7%
Mississippi State Gaming County Highway
   5.000%, 10/01/01                             10,000         10,000
                                                             --------
MISSOURI - 0.7%
Missouri State Health & Educational
 Facilities
(LOC: Bank One) (A)
   2.330%, 12/01/16                             10,185         10,185
                                                             --------

The accompanying notes are an integral part of the financial statements.

(10     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                  PAR (000)    VALUE (000)
---------------------------------------------------------------------
NEW JERSEY - 3.3%
Hudson County Impt (LOC: First Union) (A)
   2.200%, 07/15/26                            $11,000       $ 11,000
New Jersey Sports & Exposition (INS:
 MBIA) (A)
   2.000%, 09/01/24                             23,100         23,100
New Jersey Turnpike Authority (INS:
 MBIA) (A)
   2.170%, 01/01/22                             11,465         11,465
                                                             --------
                                                               45,565
                                                             --------
NEW HAMPSHIRE - 0.3%
New Hampshire Higher Educational &
 Health Facilities (INS: AMBAC) (A)
   2.250%, 12/01/25                              4,000          4,000
                                                             --------
NEW MEXICO - 0.2%
New Mexico State Capital Projects (GO)
   4.500%, 03/01/02                              2,770          2,783
                                                             --------
NEVADA - 1.3%
ABN Amro Munitops Ctfs Tr - Nevada State
 (GO) (INS: MBIA) (A)
   2.310%, 07/05/17                              8,500          8,500
Nevada Municipal Bond Bank (GO)
   6.500%, 03/01/02                              4,140          4,194
Nevada State
   4.500%, 07/01/02                              4,840          4,903
                                                             --------
                                                               17,597
                                                             --------
NORTH CAROLINA - 0.7%
North Carolina Educational Facilities -
 Bowman Greg School (LOC:Wacovia)
   2.230%, 09/01/20                              7,850          7,850
North Carolina State Public School
 Building (GO)
   4.500%, 04/01/02                              1,800          1,812
                                                             --------
                                                                9,662
                                                             --------
NORTH DAKOTA - 0.2%
North Dakota Rural Water Finance
 Commission (GIC - CDC Funding)
   5.250%, 01/15/02                              2,435          2,447
                                                             --------
OHIO - 6.1%
Cleveland Ohio Income Tax Revenue (INS:
 AMBAC) (A)
   2.281%, 05/15/24                              6,315          6,315
Columbus Ohio (SPA: Westdeutsche
 Landesbank) (A)
   2.150%, 12/01/17                              1,050          1,050
Columbus Ohio Sewer Revenue (A)
   2.250%, 06/01/11                              1,200          1,200
Cuyahoga County Ohio Hospital Revenue -
 University Exp (INS: AMBAC) (A)
   2.250%, 01/15/29                              3,000          3,000
Greene County Hospital Facilities Authority
 (LOC: Keybank) (A)
   2.200%, 09/01/24                             12,135         12,135
Hamilton County Ohio Hospital Facilities
 (INS: MBIA) (A)
   2.230%, 01/01/18                              6,400          6,400
Harris County Texas Lien Tol (SPA: Morgan
 Guarantee) (A)
   2.300%, 08/01/15                              9,700          9,700

TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                  PAR (000)    VALUE (000)
---------------------------------------------------------------------
Montgomery County Ohio - Economic
 Development Revenue (LOC:National City
 Bank) (A)
   2.400%, 08/01/16                            $ 7,500       $  7,500
Ohio State
   3.500%, 9/15/02                               8,000          8,106
Ohio State Air Quality Development
 Authority - Ohio Edison
 (LOC: First Union) (A)
   2.300%, 02/01/14                              4,800          4,800
Ohio State Building Authority
   5.500%, 10/01/01                              4,425          4,425
Ohio State University General Receipts (A)
   2.100%, 12/01/14                              4,000          4,000
Ohio State Water Development Authorities
 Pollution Control (GTY: General
 Motors) (A)
   2.250%, 04/01/09                              7,000          7,000
Ohio State University General Receipts (A)
   2.250%, 12/01/17                              3,000          3,000
Salem Ohio Civic Center Facilities (LOC:
 National City Bank) (A)
   2.400%, 06/01/27                              6,000          6,000
                                                             --------
                                                               84,631
                                                             --------
OKLAHOMA - 2.9%
Oklahoma County Finance Authority (GTY:
 Merrill Lynch) (A)
   2.550%, 07/01/28                             19,300         19,300
Tulsa County Independent School District
   4.750%, 08/01/02 (INS: AMBAC)                 3,000          3,053
Tulsa Public Facilities Authority - Ogden
 Marten Systems (INS: AMBAC)
   5.150%, 11/01/01                              4,000          4,006
Tulsa Industrial Authority University of Tulsa
 (INS: MBIA) (A)
   2.380%, 10/01/22 (A)                          7,970          7,970
   2.350%, 10/01/26 (A)                          5,000          5,000
                                                             --------
                                                               39,329
                                                             --------
PENNSYLVANIA - 1.0%
Lehigh County General Purpose Authority
 (LOC: First Union) (A)
   2.250%, 05/15/21                              3,945          3,945
Pennsylvania State, First Series (GO)
   4.500%, 03/01/02                              4,900          4,927
Somerset County General Authority (INS:
 FGIC) Prerefunded 10/15/01 @ 100.00
   6.250%, 10/15/11                              2,300          2,302
University Of Pittsburgh Of The
 Commonwealth System
   4.000%, 04/04/02                              2,000          2,008
                                                             --------
                                                               13,182
                                                             --------

                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     11)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                  PAR (000)    VALUE (000)
---------------------------------------------------------------------
SOUTH CAROLINA - 1.1%
Berkeley County Pollution Control Authority
 (GTY: Alcoa) (A)
   2.380%, 12/01/08                            $13,750       $ 13,750
South Carolina State Capital
 Improvements (GO)
   4.200%, 04/01/02                              2,000          2,010
                                                             --------
                                                               15,760
                                                             --------
SOUTH DAKOTA - 0.3%
Yankton Industrial Development Authority
 (GTY: Alcoa) (A)
   2.380%, 07/01/06                              4,500          4,500
                                                             --------
TENNESSEE - 4.9%
Clarksville Tennessee Public Building
 Authority
   2.700%, 07/01/31 (LOC:Bank
   America) (A)                                 20,700         20,700
   2.300%, 07/01/16 (LOC: Bank
   America)                                     13,795         13,795
   2.300%, 06/01/29 (LOC: Bank
   America)                                     14,700         14,700
Kingsport Refunding & Improvement (GO)
 (INS: MBIA)
   4.000%, 03/01/02                              2,195          2,203
Maury County Health & Educational
 Facilities (LOC: Bank One) (A)
   2.350%, 12/01/19                              4,500          4,500
Met Government Nashville & Davidson
 (LOC: Bank America) (A)
   2.400%, 03/01/15                              7,035          7,035
Rutherford County Indl De - Square D
 Company (LOC: Societe Generale) (A)
   2.200%, 04/01/17                              4,100          4,100
                                                             --------
                                                               67,033
                                                             --------
TEXAS - 16.2%
ABN Amro Munitops Ctfs Tr - Comel TX
 (GO) (A) (GTY: TXPSF)
   2.310%, 08/08/07                             10,002         10,002
ABN Amro Munitops Ctfs Tr - Williamson
 City TX (INS:FSA) (A)
   2.310%, 02/15/09                              5,395          5,395
Bexar County Health (LOC: Bank
 America) (A)
   2.200%, 07/01/11                              7,445          7,445
Dallas (GO)
   5.000%, 02/15/02                              5,420          5,454
Fort Worth Independent School District
 (GTY: TXPSF)
   3.650%, 02/15/02                              2,195          2,198
Galena Park Independent School District
 (GTY: TXPSF)
   2.380%, 08/15/26 (A)                         20,965         20,965
Lower Neches Valley Authority PCR ( GTY:
 Exxon Mobil) (A)
   2.650%, 02/01/31                             35,000         35,000
Milam County Industrial Development
 Authority (GTY: Alcoa) (A)
   2.280%, 06/01/17                             16,855         16,855

TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                  PAR (000)    VALUE (000)
---------------------------------------------------------------------
Northeast Independent School District
 (GTY: TXPSF) (A)
   2.380%, 02/01/27                            $26,515       $ 26,515
Northside Independent School District
 Putable 08/01/02 @ 100.00
   3.000%, 08/01/31                             10,000         10,033
Texas Higher Educational Authority V19
 (INS: FGIC) (A)
   2.350%, 12/01/25                              1,680          1,680
Texas Municipal Power Agency Revenue
   4.000%, 09/01/02 (INS: AMBAC)                 4,600          4,656
Texas PFA CP
   2.600%, 10/23/01                             24,450         24,450
Texas PFA CP
   2.350%, 11/06/01                             28,600         28,600
Pasadena Independent School District (GO)
 (GTY:TXPSF)
   5.000%, 02/15/02                              2,530          2,546
Plano Health (INS:MBIA)
   2.600%, 11/14/01                             10,000         10,000
San Antonio Electric & Gas (INS: MBIA) (A)
   2.380%, 02/01/18                              7,455          7,455
United Independent School District
 (GTY:TXPSF) (GO)
   4.625%, 02/15/02                              4,000          4,019
                                                             --------
                                                              223,268
                                                             --------
UTAH - 0.5%
Salt Lake County Utah Parkview (LOC:
 Bank One) (A)
   2.400%, 12/01/14                              1,100          1,100
Utah State
   5.000%, 07/01/02                              5,000          5,084
                                                             --------
                                                                6,184
                                                             --------
VIRGINIA - 1.3%
Alexandria Industrial Development
 Authority (LOC: First Union) (A)
   2.300%, 01/01/09                              5,310          5,310
Clark County School District Building
 (INS: FGIC)
   5.750%, 06/15/02                              5,000          5,109
Spotsylvania County Industrial
 Development (LOC: First Union) (A)
   2.250%, 10/01/20                              7,200          7,200
                                                             --------
                                                               17,619
                                                             --------
WASHINGTON - 5.5%
ABN Amro Munitops Ctfs Tr Washington
 State (GO) (INS: MBIA) (A)
   2.310%, 07/04/07                             14,000         14,000
Washington State
   5.000%, 01/01/02                              5,395          5,419
Washington State Housing Finance
 Commission
   2.200%, 12/01/18 (LOC: Keybank) (A)          10,610         10,610
   2.350%, 10/01/20 (GTY: FHLB) (A)              6,470          6,470
Rockwood Retirement (LOC:
 Wells Fargo) (A)
   2.800%, 01/01/30                              8,875          8,875
Pan Project (LOC: Keybank) (A)
   2.800%, 01/01/27                             11,195         11,195

The accompanying notes are an integral part of the financial statements.

(12     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                           PAR (000)/SHARES      VALUE (000)
-----------------------------------------------------------------------
Washington Health Care Fred Hutchinson
 (LOC: Morgan Guaranty) (A)
   2.650%, 01/01/23                         $    7,600       $    7,600
Washington State Public Power Supply
 System
   2.430%, 07/01/13 (INS:FSA)                    4,090            4,090
   2.380%, 07/01/15 (INS: MBIA)                  7,240            7,240
                                                             ----------
                                                                 75,499
                                                             ----------
WISCONSIN - 2.7%
Northwestern Mutual Life
   7.570%, 02/15/09                                 76               76
Wisconsin Health Educational Sinai
 Samaritan (LOC: Marshall & Isley) (A)
   2.330%, 09/01/19                              2,405            2,405
Wisconsin State Health & Educational
 Facilities (LOC: Marshall & Isley) (A)
   2.330%, 06/01/19                              1,900            1,900
Wisconsin State Health Marshfield (LOC:
 Morgan Guaranty) (A)
   2.250%, 06/01/10                              8,000            8,000
Wisconsin State Health & Education
 Facilities (LOC: Marshall & Isley) (A)
   2.330%, 04/01/27                             14,500           14,500
Wisconsin State Transportation Revenue
 Prerefunded 07/01/02 @ 100.00
   5.750%, 07/01/12                              9,315            9,523
                                                             ----------
                                                                 36,404
                                                             ----------
WYOMING - 1.5%
Gillette Pollution Control Authority (LOC:
 CommerBank) (A)
   2.450%, 01/01/18                             12,515           12,515
Lincoln County Pollution Control Authority
 (GTY: Exxon Mobil) (A)
   2.750%, 11/01/14                              7,200            7,200
                                                             ----------
                                                                 19,715
                                                             ----------
MULTISTATE - 1.3%
Clipper Tax Exempt Trust (A)
   2.530%, 04/01/04                             17,305           17,305
                                                             ----------
TOTAL MUNICIPAL BONDS                                         1,332,052
                                                             ----------
MONEY MARKET FUNDS - 3.0%
Federated Tax Free Money Market             37,161,000           37,161
Tax Free Investments Co-AIM                  4,500,000            4,500
                                                             ----------
TOTAL MONEY MARKET FUNDS                                         41,661
                                                             ----------
TOTAL INVESTMENTS - 99.8%
   (Cost $1,373,713)                                          1,373,713
                                                             ----------
OTHER ASSETS & LIABILITIES, NET - 0.2%                            2,623
                                                             ----------

TAX FREE OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                                 VALUE (000)
-----------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                            $1,376,354
Distributions in excess of net investment
 income                                                              (4)
Accumulated net realized loss on
 investments                                                        (14)
                                                             ----------
TOTAL NET ASSETS - 100%
                                                             $1,376,336
                                                             ----------
CLASS A:
Net asset value, offering price, and
 redemption price per share (net assets of
 $497,630,648 and 497,670,385 shares
 of capital stock issued and
 outstanding) (B)                                            $     1.00
                                                             ----------
CLASS D:
Net asset value, offering price, and
 redemption price per share (net assets of
 $32,615,492 and 32,616,142 shares of
 capital stock issued and outstanding) (B)                   $     1.00
                                                             ----------
CLASS S:
Net asset value, offering price, and
 redemption price per share (net assets of
 $402,813,495 and 402,835,552 shares of
 capital stock issued and
 outstanding) (B)                                            $     1.00
                                                             ----------
CLASS Y:
Net asset value, offering price, and
 redemption price per share (net assets of
 $443,276,327 and 443,291,967 shares
 of capital stock issued and
 outstanding) (B)                                            $     1.00
                                                             ----------

(A)Variable Rate Security - the rate reported is the rate in effect as of September 30, 2001.

(B)$0.01 par value - 20 billion authorized

AMBAC - American Municipal Bond Assurance Company

CFC - National Rural Utilities Cooperative Finance Corporation

FGIC - Financial Guaranty Insurance Corporation

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

FSA - Financial Security Assistance

GO - General Obligation

GTY - Guaranty

INS - Insured

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

NSP - Northern States Power

TXPSP - Texas Permanent School Fund

                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     13)

STATEMENTS OF NET ASSETS  September 30, 2001

OHIO TAX FREE OBLIGATIONS FUND

DESCRIPTION                                 PAR (000)      VALUE (000)
----------------------------------------------------------------------
CITY GOVERNMENT OBLIGATIONS - 1.8%
Columbus General Obligation SPA - West
 Deutsche Landesbank
   2.150%, 12/01/17                           $ 1,950          $ 1,950
                                                               -------
EDUCATIONAL REVENUE - 25.8%
A B N Amro Munitops Ctfs Tr
Westerville OH School District (INS: MBIA)
   2.260%, 06/01/09                             4,000            4,000
Cincinnati City School District (INS: MBIA)
   3.250%, 12/01/01                             1,000            1,001
Ohio State University General Receipts
 Revenue
   2.250%, 12/01/07 (A)(B)                     10,500           10,500
   2.250%, 12/01/27                             5,000            5,000
   2.100%, 12/01/14                             1,550            1,550
   2.100%, 12/01/19                             4,200            4,200
Ohio State University Series B
   2.100%, 12/01/29                             1,200            1,200
                                                               -------
TOTAL EDUCATIONAL REVENUE                                       27,451
                                                               -------
HEALTHCARE REVENUE - 17.6%
Cuyahoga County Hospital Revenue -
 Cleveland Clinic Cleveland Clinic (LOC:
 Morgan Guaranty)
   2.200%, 01/01/26 (A)(B)                      2,920            2,920
Franklin County Hospital Revenue - U.S.
 Health Corp of Columbus (LOC: Morgan
 Guaranty)
   2.350%, 12/01/11(A)(B)                       2,830            2,830
Greene County Hospital Facilities Med
 Health Systems, Inc. (LOC: Keybank)
   2.200%, 09/01/24                             3,685            3,685
Mansfield Hospital Improvement Revenue
 Prerefunded 12/01/01 @ 102.00
   6.700%, 12/01/09                             2,000            2,047
Miami County Hospital (Guarantor: Merrill
 Lynch)
   2.380%, 5/01/21                              4,600            4,600
Middleburg Heights Hospital Improvement
 Revenue (LOC: Keybank),
   2.350%, 08/15/22 (A)(B)                      2,600            2,600
                                                               -------
TOTAL HEALTHCARE REVENUE                                        18,682
                                                               -------
MISCELLANEOUS REVENUE - 10.4%
Cleveland Income Tax Revenue (INS:
 AMBAC)
   2.2812%, 05/15/24(A)(B)                      3,046            3,046
Montgomery County Ohio Economic
 Development Benjamin & Manan Project
 (LOC: National City Bank)
   2.400%, 08/01/16                             4,500            4,500
Salem Ohio Civic Center Facility Revenue
 (LOC: National City Bank)
   2.400%, 06/01/27                             3,500            3,500
                                                               -------
TOTAL MISCELLANEOUS REVENUE                                     11,046
                                                               -------

OHIO TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                          PAR (000)/SHARES       VALUE (000)
-----------------------------------------------------------------------
STATE GOVERNMENT OBLIGATIONS - 2.8%
Ohio State General Obligation
   5.000%, 12/15/01                           $ 3,000          $  3,004
                                                               --------
WATER/POLLUTION CONTROL REVENUE - 38.3%
Cleveland Ohio Waterworks Revenue
 (INS: AMBAC) Prerefunded 01/01/02
 @ 102.00
   6.500%, 01/01/21                            12,550            12,925
Northeast Ohio Regional Sewer District
 Waste Revenue (INS: AMBAC ETM)
   6.300%, 11/15/01                             1,500             1,504
(INS: AMBAC)
   6.500%, 11/15/16 prerefunded
   11/15/01 @ 101                               2,250             2,278
Ohio Air Quality Development Cincinnati
 Gas & Electric ( LOC: Morgan Guaranty)
   2.700%, 12/01/15                             3,800             3,800
Ohio State Air Quality Development
 Authority Duquesne Light Company (INS:
 AMBAC)
   2.350%, 10/01/27 (A)(B)                      1,190             1,190
Ohio State Air Quality Development
 Authority Ohio Edison (LOC: First Union)
   2.700%, 06/01/23                             3,150             3,150
Ohio State Air Quality Development
 Authority mulk model tianken project
   2.250%, 11/01/25                             2,500             2,500
Ohio State Air Quality Development
 Authority - Ohio Power (INS: AMBAC)
   2.380%, 5/01/26                              4,700             4,700
Ohio State Water Development Authority:
 (General Motors Corporation)
   2.250%, 04/01/09                             3,000             3,000
Ohio State Water Development Authority -
 Mead Corp (LOC: Bank America)
   2.750% 11/01/15                              2,735             2,735
Ohio State Water Development Authority
 Pollution PCR Cleveland Electric (LOC:
 Barclays, NY)
   2.200%, 8/01/20                              3,000             3,000
                                                               --------
TOTAL WATER/POLLUTION CONTROL REVENUE                            40,782
                                                               --------
TOTAL OHIO SHORT-TERM MUNICIPALS                                102,915
                                                               --------
INVESTMENT COMPANY - 2.9%
Touchstone Ohio Tax Free Fund                   3,111             3,111
                                                               --------
TOTAL INVESTMENTS - 99.6%
   (Cost $106,026)                                              106,026
                                                               --------
OTHER ASSETS AND LIABILITIES, NET - 0.4%                            427
                                                               --------

The accompanying notes are an integral part of the financial statements.

(14     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

OHIO TAX FREE OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                                 VALUE (000)
-----------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                              $106,453
                                                               --------
TOTAL NET ASSETS - 100%                                        $106,453
                                                               --------
CLASS A:
Net asset value, offering price, and
 redemption price per share (net assets
 of $1,093,999 and 1,093,999 shares of
 capital stock issued and outstanding) (C)                     $   1.00
                                                               --------
CLASS S:
Net asset value, offering price, and
 redemption price per share (net assets
 of $105,358,934 and 105,358,934
 shares of capital stock issued and
 outstanding) (C)                                              $   1.00
                                                               --------
CLASS Y:
Net asset value, offering price, and
 redemption price per share (net assets
 of $10 and 10 shares of capital stock
 issued and outstanding) (C)                                   $   1.00
                                                               --------

(A)Variable rate security - the rate reported is the rate in effect as of September 30, 2001.

(B)Stated maturity with option to put.

(C)$0.01 par value - 20 billion authorized

AMBAC - American Municipal Bond Assurance Company

INS - Insured

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

ETM - escrowed to maturity

                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     15)

STATEMENTS OF OPERATIONS in thousands


                                                              TREASURY     TREASURY     GOVERNMENT
                                                           OBLIGATIONS      RESERVE    OBLIGATIONS
                                                                  FUND         FUND           FUND
                                                         -------------   ----------   ------------
                                                               10/1/00      9/24/01        10/1/00
                                                                    to           to             to
                                                               9/30/01      9/30/01        9/30/01
                                                         -------------   ----------   ------------
INVESTMENT INCOME:
Interest                                                     $321,477        $1,659       $ 96,981
Securities lending                                                 --            --            147
--------------------------------------------------------     --------      --------       --------
TOTAL INVESTMENT INCOME                                       321,477         1,659         97,128
========================================================     ========      ========       ========
EXPENSES:
Investment advisory fees                                       25,981           249          7,531
Administrator and fund accounting fees                          3,866            64          1,120
Distribution and shareholder servicing fees -- Class A            192           189          1,212
Distribution fees -- Class B                                       --            --             --
Distribution fees -- Class C                                       --            --             --
Distribution fees -- Class D                                    5,743            --            670
Shareholder servicing fees -- Class S                              96             5              5
Transfer agent fees and expenses                                  345            --            365
Custodian fees                                                  1,958            --            563
Directors' fees                                                    65             9             19
Registration fees                                                 275            --             75
Professional fees                                                 210            37             75
Printing                                                          145            --             56
Other                                                             174             3             64
--------------------------------------------------------     --------      --------       --------
TOTAL EXPENSES                                                 39,050           556         11,755
========================================================     ========      ========       ========
Less: Waiver of expenses                                       (3,797)          (62)        (1,133)
--------------------------------------------------------     --------      --------       --------
TOTAL NET EXPENSES                                             35,253           494         10,622
========================================================     ========      ========       ========
Investment income -- net                                      286,224         1,165         86,506
--------------------------------------------------------     --------      --------       --------
NET REALIZED GAIN ON INVESTMENTS                                   35            --            263
========================================================     ========      ========       ========
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $286,259        $1,165       $ 86,769
========================================================     ========      ========       ========


The accompanying notes are an integral part of the financial statements.


(16     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

           PRIME        TAX FREE
     OBLIGATIONS     OBLIGATIONS               OHIO TAX FREE
            FUND            FUND            OBLIGATIONS FUND
   -------------   -------------   -------------------------
         10/1/00         10/1/00       11/1/00       12/1/99
              to              to            to            to
         9/30/01         9/30/01       9/30/01      10/31/00
   -------------   -------------   -----------   -----------

       $ 701,868       $ 26,212        $ 2,594       $ 2,418
              --             --             --            --
       ---------       --------        -------     ---------
         701,868         26,212          2,594         2,418
       =========       ========        =======     =========

          53,447          3,110            396           333
           7,912            467            117           104
          12,943            799              2           151
              57             --             --            --
              18             --             --            --
           1,048             52             --            --
              --             19             49            --
           5,313            207             47            15
           4,007            232              8            15
             133              8              9             6
             501             --             32            16
             401             23             49            16
             401             23              9            --
             162             32              3            --
       ---------       --------        -------     ---------
          86,343          4,972            721           656
       =========       ========        =======     =========
          (3,170)          (467)           (98)         (189)
       ---------       --------        -------     ---------
          83,173          4,505            623           467
       =========       ========        =======     =========
         618,695         21,707          1,971         1,951
       ---------       --------        -------     ---------
             223             --              1            --
       ---------       --------        -------     ---------
       $ 618,918       $ 21,707        $ 1,972       $ 1,951
       =========       ========        =======     =========

                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      17)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                          TREASURY        TREASURY
                                                                                   OBLIGATIONS FUND   RESERVE FUND
                                                                  ---------------------------------   ------------
                                                                          10/1/00           10/1/99        9/24/01
                                                                               to                to             to
                                                                          9/30/01           9/30/00        9/30/01
                                                                  ---------------  ----------------   ------------

OPERATIONS:
Investment income -- net                                             $     286,224    $     308,057     $    1,165
Net realized gain on investments                                                35               --             --
-------------------------------------------------------------------  -------------    -------------     ----------
Net increase in net assets resulting from operations                       286,259          308,057          1,165
-------------------------------------------------------------------  -------------    -------------     ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income -- net:
  Class A                                                                   (3,065)          (1,573)        (1,165)
  Class B                                                                       --               --             --
  Class C                                                                       --               --             --
  Class D                                                                 (168,618)        (121,498)
  Class I                                                                       --               --
  Class S                                                                     (995)              --             --
  Class Y                                                                 (113,597)        (185,030)            --
Net realized gain on investments:
  Class A                                                                       --               --             --
  Class S                                                                       --               --             --
  Class Y                                                                       --               --             --
-------------------------------------------------------------------  -------------    -------------     ----------
TOTAL DISTRIBUTIONS                                                       (286,275)        (308,101)        (1,165)
===================================================================  =============    =============     ==========
CAPITAL SHARE TRANSACTIONS
AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A
  Proceeds from sales                                                      645,328          209,009      2,868,642
  Reinvestment of distributions                                              2,422            1,495             --
  Payments for redemptions                                                (546,011)        (203,492)      (108,163)
  Shares issued in connection with acquisition of Funds                         --               --             --
-------------------------------------------------------------------  -------------    -------------     ----------
Increase (decrease) in net assets from Class A transactions                101,739            7,012      2,760,479
-------------------------------------------------------------------  -------------    -------------     ----------
Class B
  Proceeds from sales                                                           --               --             --
  Reinvestment of distributions                                                 --               --             --
  Payments for redemptions                                                      --               --             --
-------------------------------------------------------------------  -------------    -------------     ----------
Increase in net assets from Class B transactions                                --               --             --
-------------------------------------------------------------------  -------------    -------------     ----------
Class C
  Proceeds from sales                                                           --               --             --
  Reinvestment of distributions                                                 --               --             --
  Payments for redemptions                                                      --               --             --
-------------------------------------------------------------------  -------------    -------------     ----------
Increase in net assets from Class C transactions                                --               --             --
-------------------------------------------------------------------  -------------    -------------     ----------
Class D
  Proceeds from sales                                                    9,266,054       10,677,903             --
  Reinvestment of distributions                                                375               --             --
  Payments for redemptions                                              (8,522,257)     (11,277,516)            --
-------------------------------------------------------------------  -------------    -------------     ----------
Increase (decrease) in net assets from Class D transactions                744,172         (599,613)            --
-------------------------------------------------------------------  -------------    -------------     ----------
Class I
  Proceeds from sales                                                           --               --             --
  Reinvestment of distributions                                                 --               --             --
  Payments for redemptions                                                      --               --             --
  Shares issued in connection with acquisition of Funds                         --               --             --
-------------------------------------------------------------------  -------------    -------------     ----------
Increase in net assets from Class I transactions                                --               --             --
-------------------------------------------------------------------  -------------    -------------     ----------
Class S(1)
  Proceeds from sales                                                        9,606               --             --
  Reinvestment of distributions                                                  1               --             --
  Payments for redemptions                                                 (82,297)              --             --
  Shares issued in connection with acquisition of Funds                  2,108,123               --             --
-------------------------------------------------------------------  -------------    -------------     ----------
Increase in net assets from Class S transactions                         2,035,433                              --
-------------------------------------------------------------------  -------------    -------------     ----------
Class Y
  Proceeds from sales                                                   18,100,715       12,296,779             --
  Reinvestment of distributions                                             25,347           28,831             --
  Payments for redemptions                                             (17,261,958)     (12,880,741)            --
-------------------------------------------------------------------  -------------    -------------     ----------
Increase (decrease) in net assets from Class Y transactions                864,104         (555,131)            --
-------------------------------------------------------------------  -------------    -------------     ----------
Increase (decrease) in net assets from capital share transactions        3,745,448       (1,147,732)     2,760,479
-------------------------------------------------------------------  -------------    -------------     ----------
Total increase (decrease) in net assets                                  3,745,432       (1,147,776)     2,760,479
NET ASSETS AT BEGINNING OF PERIOD                                        5,348,712        6,496,488             --
===================================================================  =============    =============     ==========
NET ASSETS AT END OF PERIOD                                          $   9,094,144    $   5,348,712     $2,760,479
===================================================================  =============    =============     ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME) AT END OF PERIOD                             $          (5)   $          51     $       --
===================================================================  =============    =============     ==========

(1)On September 24, 2001 the Institutional Class of Ohio Tax Free Obligations Fund was redesignated as Class S.



The accompanying notes are an integral part of the financial statements.


(18     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                         GOVERNMENT                             PRIME
                   OBLIGATIONS FUND                  OBLIGATIONS FUND
    ------------------------------- ---------------------------------
            10/1/00         10/1/99          10/1/00          10/1/99
                 to              to               to               to
            9/30/01         9/30/00          9/30/01          9/30/00
    --------------- --------------- ---------------- ----------------


      $      86,506   $      98,594   $      618,695   $      662,767
                263               6              223               33
      -------------   -------------   --------------   --------------
             86,769          98,600          618,918          662,800
      -------------   -------------   --------------   --------------

            (21,395)        (23,549)        (230,689)        (244,987)
                 --              --             (215)            (193)
                 --              --              (67)             (13)
            (20,129)        (23,555)         (31,819)         (27,766)
                 --              --           (1,726)              --
                (49)             --               --               --
            (44,978)        (51,490)        (354,209)        (389,752)
                 --              --               --               --
                 --              --               --               --
                 --              --               --               --
      -------------   -------------   --------------   --------------
            (86,551)        (98,594)        (618,726)        (662,711)
      =============   =============   ==============   ==============


            658,287         532,464        5,613,843        4,513,563
             22,313          22,811          238,399          236,180
           (674,521)       (519,915)      (5,019,921)      (4,306,419)
             13,438              --          337,677               --
      -------------   -------------   --------------   --------------
             19,517          35,360        1,169,998          443,324
      -------------   -------------   --------------   --------------
                 --              --            8,152            6,747
                 --              --              212              173
                 --              --           (4,977)          (6,918)
      -------------   -------------   --------------   --------------
                 --              --            3,387                2
      -------------   -------------   --------------   --------------
                 --              --            8,702            1,108
                 --              --               62               11
                 --              --           (6,972)          (1,089)
      -------------   -------------   --------------   --------------
                 --              --            1,792               30
      -------------   -------------   --------------   --------------
            867,740         864,355        4,186,915        2,719,435
                 90              --            3,561              270
           (730,643)       (831,567)      (3,967,421)      (2,629,898)
      -------------   -------------   --------------   --------------
            137,187          32,788          223,055           89,807
      -------------   -------------   --------------   --------------
                 --              --           20,752               --
                 --              --               --               --
                 --              --         (145,895)              --
                 --              --        3,057,408               --
      -------------   -------------   --------------   --------------
                 --                        2,932,265               --
      -------------   -------------   --------------   --------------
              1,867              --               --               --
                 --              --               --               --
             (2,519)             --               --               --
             96,688              --               --               --
      -------------   -------------   --------------   --------------
             96,036              --               --               --
      -------------   -------------   --------------   --------------
          3,781,140       2,748,048       92,138,774       19,231,234
             21,579          22,411          168,423          173,681
         (3,698,357)     (2,772,129)     (91,161,208)     (19,202,298)
      -------------   -------------   --------------   --------------
            104,362          (1,670)       1,145,990          202,617
      -------------   -------------   --------------   --------------
            357,102          66,478        5,476,486          735,780
      -------------   -------------   --------------   --------------
            357,320          66,484        5,476,678          735,869
          1,879,895       1,813,411       11,565,309       10,829,440
      =============   =============   ==============   ==============
      $   2,237,215   $   1,879,895   $   17,041,987   $   11,565,309
      =============   =============   ==============   ==============

      $         (28)  $          18   $          163   $          179
      =============   =============   ==============   ==============

[WIDE TABLE CONTINUED FROM ABOVE]

                         TAX FREE                               OHIO TAX FREE
                 OBLIGATIONS FUND                            OBLIGATIONS FUND
   ------------------------------ -------------------------------------------
          10/1/00         10/1/99         11/1/00       12/1/99       12/1/98
               to              to              to            to            to
          9/30/01         9/30/00         9/30/01      10/31/00      11/30/99
   -------------- --------------- --------------- ------------- -------------


       $   21,707     $   23,476      $    1,971     $     1,951   $     1,472
               --             (1)              1              --            --
       ----------     ----------      ----------     -----------   -----------
           21,707         23,475           1,972           1,951         1,472
       ----------     ----------      ----------     -----------   -----------

           (8,431)        (9,634)           (298)         (1,951)       (1,472)
               --             --              --              --            --
               --             --              --              --            --
             (989)        (1,003)             --              --            --
               --             --              --              --            --
             (128)            --          (1,673)             --            --
          (12,181)       (12,800)             --              --            --
               --             --              --              --            --
               --             --              (1)             --            --
               --             --              --              --            --
       ----------     ----------      ----------     -----------   -----------
          (21,729)       (23,437)         (1,972)         (1,951)       (1,472)
       ==========     ==========      ==========     ===========   ===========


          397,472        548,438          23,950         107,525       141,618
            8,835          9,274              11               9             9
         (378,330)      (539,908)        (91,349)       (103,527)     (134,766)
          183,503             --              --              --            --
       ----------     ----------      ----------     -----------   -----------
          211,480         17,804         (67,388)          4,007         6,861
       ----------     ----------      ----------     -----------   -----------
               --             --              --              --            --
               --             --              --              --            --
               --             --              --              --            --
       ----------     ----------      ----------     -----------   -----------
               --             --              --              --            --
       ----------     ----------      ----------     -----------   -----------
               --             --              --              --            --
               --             --              --              --            --
               --             --              --              --            --
       ----------     ----------      ----------     -----------   -----------
               --             --              --              --            --
       ----------     ----------      ----------     -----------   -----------
          136,294        104,581              --              --            --
               51              1              --              --            --
         (127,841)      (113,937)             --              --            --
       ----------     ----------      ----------     -----------   -----------
            8,504         (9,355)             --              --            --
       ----------     ----------      ----------     -----------   -----------
               --             --              --              --            --
               --             --              --              --            --
               --             --              --              --            --
               --             --              --              --            --
       ----------     ----------      ----------     -----------   -----------
               --             --              --              --            --
       ----------     ----------      ----------     -----------   -----------
            8,504             --         226,211              --            --
               --             --              --              --            --
           (7,423)            --        (120,852)             --            --
          401,456             --              --              --            --
       ----------     ----------      ----------     -----------   -----------
          402,537             --         105,359              --            --
       ----------     ----------      ----------     -----------   -----------
          782,521        644,258              --              --            --
              131            167              --              --            --
         (715,267)      (607,040)             --              --            --
       ----------     ----------      ----------     -----------   -----------
           67,385         37,385              --              --            --
       ----------     ----------      ----------     -----------   -----------
          689,906         45,834          37,971              --            --
       ----------     ----------      ----------     -----------   -----------
          689,884         45,872          37,971           4,007         6,861
          686,452        640,580          68,482          64,475        57,614
       ==========     ==========      ==========     ===========   ===========
       $1,376,336     $  686,452      $  106,453     $    68,482   $    64,475
       ==========     ==========      ==========     ===========   ===========

       $       (4)    $       24      $       --     $        --   $        --
       ==========     ==========      ==========     ===========   ===========

                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      19)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated


                               NET ASSET                 DIVIDENDS  NET ASSET
                                   VALUE          NET     FROM NET      VALUE
                               BEGINNING   INVESTMENT   INVESTMENT     END OF
                               OF PERIOD       INCOME       INCOME     PERIOD
                             ----------- ------------ ------------ ----------
TREASURY OBLIGATIONS FUND
Class A
 2001                            $  1.00     $  0.043     $ (0.043)   $  1.00
 2000                               1.00        0.052       (0.052)      1.00
 1999                               1.00        0.042       (0.042)      1.00
 1998(1)                            1.00        0.045       (0.045)      1.00
Class D
 2001                            $  1.00     $  0.045     $ (0.045)   $  1.00
 2000                               1.00        0.052       (0.052)      1.00
 1999                               1.00        0.043       (0.043)      1.00
 1998                               1.00        0.050       (0.050)      1.00
 1997                               1.00        0.049       (0.049)      1.00
Class S
 2001(2)                         $  1.00     $  0.001     $ (0.001)   $  1.00
Class Y
 2001                            $  1.00     $  0.046     $ (0.046)   $  1.00
 2000                               1.00        0.054       (0.054)      1.00
 1999                               1.00        0.045       (0.045)      1.00
 1998                               1.00        0.051       (0.051)      1.00
 1997                               1.00        0.050       (0.050)      1.00
-------                          -------     --------     --------    -------
TREASURY RESERVE FUND(A)
Class A
 2001(6)                         $  1.00     $  0.039     $ (0.039)   $  1.00
 2000(4)                            1.00        0.050       (0.050)      1.00
 1999                               1.00        0.040       (0.040)      1.00
 1998                               1.00        0.050       (0.050)      1.00
 1997                               1.00        0.050       (0.050)      1.00
-------                          -------     --------     --------    -------
GOVERNMENT OBLIGATIONS FUND
Class A
 2001                            $  1.00     $  0.044     $ (0.044)   $  1.00
 2000                               1.00        0.053       (0.053)      1.00
 1999                               1.00        0.043       (0.043)      1.00
 1998(3)                            1.00        0.021       (0.021)      1.00
Class D
 2001                            $  1.00     $  0.046     $ (0.046)   $  1.00
 2000                               1.00        0.055       (0.055)      1.00
 1999                               1.00        0.044       (0.044)      1.00
 1998                               1.00        0.050       (0.050)      1.00
 1997                               1.00        0.049       (0.049)      1.00
Class S
 2001(2)                         $  1.00     $  0.001     $ (0.001)   $  1.00
Class Y
 2001                            $  1.00     $  0.047     $ (0.047)   $  1.00
 2000                               1.00        0.056       (0.056)      1.00
 1999                               1.00        0.046       (0.046)      1.00
 1998                               1.00        0.052       (0.052)      1.00
 1997                               1.00        0.051       (0.051)      1.00
-------                          -------     --------     --------    -------

(A)The financial highlights for the Treasury Reserve Fund as set forth herein include the historical financial highlights of the Firstar U.S. Treasury Money Market Fund class A shares. The assets of the Firstar Fund were acquired by the Treasury Reserve Fund on September 24, 2001. In connection with such acquisition, class A shares of the Firstar U.S. Treasury Money Market Fund were exchanged for class A shares of the Treasury Reserve Fund.
(1)Commenced operations on November 3, 1997. All ratios for the period have been annualized, except total return.
(2)Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.
(3)Commenced operations on April 29, 1998. All ratios for the period have been annualized, except total return.
(4)Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.
(5)Total returns do not reflect sales charges, total return would have been lower had certain expenses not been waived.
(6)For the period November 1, 2000 to September 30, 2001. All ratios for the period have been annualized, except total return. The fund's fiscal year end changed from October 31 to September 30, effective September 30, 2001.



The accompanying notes are an integral part of the financial statements.


(20     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                RATIO OF NET
                                                                   RATIO OF       INVESTMENT
                                                RATIO OF NET    EXPENSES TO        INCOME TO
                                    RATIO OF      INVESTMENT        AVERAGE          AVERAGE
                   NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS       NET ASSETS
        TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING       (EXCLUDING
    RETURN(5)    PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)         WAIVERS)
  -----------  --------------  -------------  --------------  -------------  ---------------


         4.44%      $  132,245         0.70%           4.00%          0.76%           3.94%
         5.27           30,506         0.70            5.16           0.76            5.10
         4.31           23,496         0.70            4.24           0.76            4.18
         4.54          101,749         0.70            4.88           0.76            4.82

         4.54%      $3,996,702         0.60%           4.40%          0.66%           4.34%
         5.37        3,252,551         0.60            5.23           0.66            5.17
         4.41        3,852,189         0.60            4.32           0.66            4.26
         5.10        3,854,933         0.60            4.98           0.66            4.92
         4.98        2,847,215         0.60            4.88           0.68            4.80

         0.05%      $2,035,433         0.70%           2.46%          0.82%           2.34%

         4.70%      $2,929,764         0.45%           4.48%          0.51%           4.42%
         5.53        2,065,655         0.45            5.39           0.51            5.33
         4.57        2,620,803         0.45            4.49           0.51            4.43
         5.26        1,803,608         0.45            5.13           0.51            5.07
         5.14          897,797         0.45            5.03           0.53            4.95
         ----       ----------         ----            ----           ----            ----

         3.97%      $2,760,479         0.94%           3.92%          0.95%           3.91%
         5.04        2,284,168         0.99            4.98           1.09            4.88
         4.02        1,049,641         0.92            3.98           1.08            3.82
         4.69          542,430         0.88            4.58           1.08            4.38
         4.85          469,400         0.73            4.73           0.93            4.53
         ----       ----------         ----            ----           ----            ----

         4.53%      $  490,164         0.75%           4.41%          0.81%           4.35%
         5.43          470,587         0.76            5.29           0.82            5.23
         4.36          435,227         0.75            4.28           0.82            4.21
         2.10          325,024         0.70            4.93           0.76            4.87

         4.68%      $  609,315         0.60%           4.51%          0.66%           4.45%
         5.59          472,078         0.60            5.47           0.66            5.41
         4.52          439,287         0.60            4.44           0.67            4.37
         5.15          384,143         0.60            5.03           0.67            4.96
         5.04          337,199         0.60            4.92           0.67            4.85

         0.05%      $   96,036         0.70%           2.66%          0.80%           2.56%

         4.84%      $1,041,700         0.45%           4.75%          0.51%           4.69%
         5.75          937,230         0.45            5.59           0.51            5.53
         4.67          938,897         0.45            4.57           0.52            4.50
         5.30        1,000,043         0.45            5.18           0.52            5.11
         5.20          946,196         0.45            5.07           0.52            5.00
         ----       ----------         ----            ----           ----            ----


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      21)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated


                            NET ASSET                   DIVIDENDS   NET ASSET
                                VALUE           NET      FROM NET       VALUE
                            BEGINNING    INVESTMENT    INVESTMENT      END OF
                            OF PERIOD        INCOME        INCOME      PERIOD
                          -----------  ------------  ------------  ----------
PRIME OBLIGATIONS FUND
Class A
 2001                         $  1.00      $  0.045      $ (0.045)    $  1.00
 2000                            1.00         0.054        (0.054)       1.00
 1999                            1.00         0.044        (0.044)       1.00
 1998                            1.00         0.050        (0.050)       1.00
 1997                            1.00         0.049        (0.049)       1.00
Class B
 2001                         $  1.00      $  0.038      $ (0.038)    $  1.00
 2000                            1.00         0.047        (0.047)       1.00
 1999                            1.00         0.038        (0.038)       1.00
 1998                            1.00         0.042        (0.042)       1.00
 1997                            1.00         0.042        (0.042)       1.00
Class C
 2001                         $  1.00      $  0.038      $ (0.038)    $  1.00
 2000                            1.00         0.047        (0.047)       1.00
 1999(1)                         1.00         0.024        (0.024)       1.00
Class D
 2001                         $  1.00      $  0.047      $ (0.047)    $  1.00
 2000                            1.00         0.056        (0.056)       1.00
 1999                            1.00         0.046        (0.046)       1.00
 1998                            1.00         0.051        (0.051)       1.00
 1997                            1.00         0.050        (0.050)       1.00
Class I
 2001(2)                      $  1.00      $  0.001      $ (0.001)    $  1.00
Class S
 2001(2)                      $  1.00      $     --      $     --     $  1.00
Class Y
 2001                         $  1.00      $  0.048      $ (0.048)    $  1.00
 2000                            1.00         0.057        (0.057)       1.00
 1999                            1.00         0.048        (0.048)       1.00
 1998                            1.00         0.053        (0.053)       1.00
 1997                            1.00         0.052        (0.052)       1.00
-------                       -------      --------      --------     -------

(1)Commenced operations on February 1, 1999. All ratios for the period have been annualized, except total return.
(2)Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.
(3)Total returns do not reflect sales charges, total return would have been lower had certain expenses not been waived.



The accompanying notes are an integral part of the financial statements.


(22     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                RATIO OF NET
                                                                   RATIO OF       INVESTMENT
                                                RATIO OF NET    EXPENSES TO        INCOME TO
                                    RATIO OF      INVESTMENT        AVERAGE          AVERAGE
                   NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS       NET ASSETS
        TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING       (EXCLUDING
    RETURN(3)    PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)         WAIVERS)
  -----------  --------------  -------------  --------------  -------------  ---------------


         4.61%      $5,784,153         0.83%           4.46%          0.85%           4.44%
         5.52        4,614,094         0.82            5.40           0.86            5.36
         4.51        4,170,881         0.80            4.42           0.87            4.35
         5.15        3,699,197         0.70            5.00           0.79            4.91
         5.06          218,261         0.70            4.95           0.77            4.88

         3.92%      $    7,393         1.48%           3.74%          1.51%           3.71%
         4.85            4,009         1.47            4.72           1.51            4.68
         3.85            4,007         1.45            3.78           1.51            3.72
         4.37            2,397         1.45            4.29           1.53            4.21
         4.27            2,018         1.45            4.17           1.52            4.10

         3.90%      $    2,163         1.49%           3.66%          1.51%           3.64%
         4.85              371         1.46            4.63           1.51            4.58
         2.47              341         1.45            3.75           1.51            3.69

         4.81%      $  738,871         0.63%           4.55%          0.65%           4.53%
         5.74          515,806         0.62            5.62           0.66            5.58
         4.73          426,004         0.60            4.62           0.66            4.56
         5.26          233,675         0.60            5.13           0.68            5.05
         5.16          113,064         0.60            5.02           0.67            4.95

         0.06%      $2,932,264         0.48%           3.00%          0.54%           2.94%

         0.04%      $       --         0.00%           0.00%          0.00%           0.00%

         4.96%      $7,577,143         0.48%           4.78%          0.50%           4.76%
         5.90        6,431,029         0.47            5.75           0.51            5.71
         4.89        6,228,207         0.45            4.78           0.51            4.72
         5.42        5,445,685         0.45            5.28           0.53            5.20
         5.32        3,615,873         0.45            5.19           0.52            5.12
         ----       ----------         ----            ----           ----            ----


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      23)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                       NET ASSET                   DIVIDENDS   NET ASSET
                                           VALUE           NET      FROM NET       VALUE
                                       BEGINNING    INVESTMENT    INVESTMENT      END OF
                                       OF PERIOD        INCOME        INCOME      PERIOD
                                     -----------  ------------  ------------  ----------
TAX FREE OBLIGATIONS FUND(A)
Class A
 2001                                    $  1.00      $  0.027      $ (0.027)    $  1.00
 2000                                       1.00         0.032        (0.032)       1.00
 1999                                       1.00         0.025        (0.025)       1.00
 1998(1)                                    1.00         0.024        (0.024)       1.00
 1997(2)                                    1.00         0.010        (0.010)       1.00
 1997(3)                                    1.00         0.028        (0.027)       1.00
Class D
 2001                                    $  1.00      $  0.028      $ (0.028)    $  1.00
 2000                                       1.00         0.034        (0.034)       1.00
 1999                                       1.00         0.026        (0.026)       1.00
 1998(1)                                    1.00         0.025        (0.025)       1.00
 1997(4)                                    1.00         0.000        (0.000)       1.00
Class S
 2001(5)                                 $  1.00      $     --      $     --     $  1.00
Class Y
 2001                                    $  1.00      $  0.029      $ (0.029)    $  1.00
 2000                                       1.00         0.035        (0.035)       1.00
 1999                                       1.00         0.028        (0.028)       1.00
 1998(1)                                    1.00         0.026        (0.026)       1.00
 1997(2)                                    1.00         0.011        (0.011)       1.00
 1997(3)                                    1.00         0.031        (0.031)       1.00
 ------                                  -------      --------      --------     -------
OHIO TAX FREE OBLIGATIONS FUND(B)
Class A
 2001(6)                                 $  1.00      $  0.023      $ (0.023)    $  1.00
 2000(7)                                    1.00         0.030        (0.030)       1.00
 1999                                       1.00         0.030        (0.030)       1.00
 1998(8)                                    1.00         0.030        (0.030)       1.00
Class S
 2001(9)                                 $  1.00      $  0.020      $ (0.020)    $  1.00
Class Y
 2001(5)                                 $  1.00      $     --      $     --     $  1.00
-------                                  -------      --------      --------     -------

(A)The financial highlights for Tax Free Obligations Fund as set forth herein include the historical financial highlights of the Qualivest Tax-Free Money Market Fund class A and class Y shares. The assets of Qualivest Tax-Free Money Market Fund were acquired by Tax Free Obligations Fund on November 25, 1997. In connection with such acquisition, (i) class A shares of the Qualivest Tax-Free Money Market Fund were exchanged for class A shares of Tax Free Obligations Fund; and (ii) Qualivest class Y and class Q shares were exchanged for class Y shares of Tax Free Obligations Fund.
(B)The financial highlights for the Ohio Tax Free Obligations Fund as set forth herein include the historical financial highlights of the Firstar Ohio Tax-Exempt Money Market Fund class A and Institutional Class. The assets of the Firstar Ohio Tax-Exempt Money Market Fund were acquired by Ohio Tax Free Obligations Fund on September 26, 2001. In connection with such acquisition
   (i) class A shares of the Firstar Fund were exchanged for class A shares of the First American Fund; and (ii) Institutional Class shares of the Firstar Fund were exchanged for class S shares of the First American Fund.
(1)For the period December 1, 1997 to September 30, 1998. All ratios for the period have been annualized, except total return. The fund's fiscal year end changed from November 30 to September 30, effective September 30, 1998.
(2)For the period August 1, 1997 to November 30, 1997. All ratios for the period have been annualized, except total return. The fund's fiscal year end changed from July 31 to November 30, effective November 30, 1997.
(3)For the year ended July 31.
(4)Commenced operations November 26, 1997. All ratios for the period have been annualized, except total return, for the period ended November 30.
(5)Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.
(6)For the period November 1, 2000 to September 30, 2001. All ratios for the period have been annualized, except total return. The fund's fiscal year end changed from October 31 to September 30, effective September 30, 2001.
(7)For the period December 1, 1999 to October 31, 2000. All ratios for the period have been annualized, except total return. The fund's fiscal year end changed from November 30 to October 31, effective October 31, 2000.
(8)Commenced operations on December 2, 1997. All ratios for the period have been annualized, except total return.
(9)Commenced operations on December 11, 2000. All ratios for the period have been annualized, except total return.
(10)Total returns do not reflect sales charges, total return would have been lower had certain expenses not been waived.


The accompanying notes are an integral part of the financial statements.


(24     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                 RATIO OF NET
                                                                    RATIO OF       INVESTMENT
                                                 RATIO OF NET    EXPENSES TO        INCOME TO
                                     RATIO OF      INVESTMENT        AVERAGE          AVERAGE
                    NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS       NET ASSETS
         TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING       (EXCLUDING
    RETURN(10)    PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)         WAIVERS)
  ------------  --------------  -------------  --------------  -------------  ---------------


          2.72%       $497,631          0.74%           2.63%          0.80%           2.57%
          3.28         286,449          0.75            3.23           0.81            3.17
          2.51         268,626          0.74            2.47           0.82            2.39
          2.45         247,154          0.70            2.84           0.83            2.71
          0.96          28,662          0.89            2.83           1.23            2.49
          2.76          31,668          0.88            2.73           1.23            2.38

          2.86%       $ 32,615          0.60%           2.84%          0.66%           2.78%
          3.43          24,112          0.60            3.36           0.66            3.30
          2.66          33,464          0.60            2.62           0.67            2.55
          2.51          30,095          0.60            3.02           0.73            2.89
          0.04               1          0.60            3.20           9.07           (5.27)

          0.02%       $402,813          0.70%           1.67%          0.76%           1.61%

          3.02%       $443,276          0.45%           2.93%          0.51%           2.87%
          3.59         375,891          0.45            3.53           0.51            3.47
          2.82         338,490          0.45            2.75           0.52            2.68
          2.67         272,995          0.45            3.13           0.58            3.00
          1.08          10,703          0.64            3.09           0.97            2.76
          3.17           9,137          0.48            3.13           0.83            2.78
          ----        --------          ----            ----           ----           -----

          2.33%       $  1,094          0.80%           3.45%          1.00%           3.25%
          3.29          68,482          0.77            3.22           0.97            3.02
          2.67          64,475          0.58            2.64           1.09            2.13
          2.85          57,614          0.69            2.81           1.29            2.21

          1.97%       $105,359          0.79%           2.39%          0.92%           2.26%

          0.02%       $     --          0.00%           0.00%          0.00%           0.00%
          ----        --------          ----            ----           ----           -----


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      25)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

1 >  ORGANIZATION

     The First American Treasury Obligations Fund, Treasury Reserve Fund, Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, and Ohio Tax Free Obligations Fund (collectively, the "Funds") are mutual funds offered by First American Funds, Inc. ("FAF"), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF's articles of incorporation permit the Board of Directors to create additional funds in the future.

     FAF offers Class A, Class B, Class C, Class D, Class I, Class S, and Class Y shares. Class A shares are not subject to sales charges. Class B and Class C shares of the Prime Obligations Fund are only available pursuant to an exchange for Class B and Class C shares, respectively, of another fund in the First American Family of Funds. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 18 months. Class D, Class I, Class S, and Class Y shares are offered only to qualifying institutional investors. Class I, Class B and Class C and Class I shares are not offered by the Government Obligations Fund, Ohio Tax Free Obligations, Tax Free Obligations Fund, Treasury Obligations Fund, or Treasury Reserve Fund.

     The Funds' prospectuses provide descriptions of each Fund's investment objectives, policies, and strategies. All classes of shares in FAF have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes.

2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales. At September 30, 2001 the cost of securities for financial reporting and federal income taxes was the same.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     As of September 30, 2001, the following funds had capital loss carryforwards (000):

     FUND                        AMOUNT    EXPIRATION DATE
     ------------------------   --------   ---------------
     Government Obligations        $12        2007-2008
     Treasury Obligations           64             2008
     Tax Free Obligations           14        2002-2009
     ------------------------   --------   ---------------

     On the Statements of Net Assets, the following adjustments were made (000):

                                   UNDISTRIBUTED     ACCUMULATED
                                  NET INVESTMENT    NET REALIZED
     FUND                                 INCOME     GAIN (LOSS)
     ------------------------     --------------    ------------
     Government Obligations            $ 4              $ (4)
     Prime Obligations                  28               (28)
     ------------------------     --------------    ------------


(26     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

     REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds' investment advisor deems creditworthy under guidelines approved by the Funds' Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

     Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each Fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, United States Government securities or other high grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked to market" daily until the securities are returned.

     HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for Tax Free Obligations Fund prior to November 25, 1997, is that of the former Qualivest Tax Free Money Market Fund. The financial information presented for Ohio Tax Free Obligations Fund prior to September 26, 2001, is that of the Firstar Ohio Tax-Exempt Money Market Fund. The financial information presented for Treasury Reserve Fund prior to September 24, 2001, is that of the Firstar U.S. Treasury Money Market Fund, Class A. The historical financial information of the Qualivest Fund and the Firstar funds was carried over to the newly formed FAF Funds.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  FEES AND EXPENSES

     ADVISORY FEES - Prior to May 2, 2001, First American Asset Management ("FAAM"), a division of U.S. Bank National Association ("U.S. Bank"), served as investment advisor to Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund, and Firstar Investment Research & Management Company LLC ("FIRMCO") served as investment advisor to Ohio Tax Free Obligations Fund. On May 2, 2001, FAAM and FIRMCO combined advisory operations to form U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor"), a subsidiary of U.S. Bank. The investment advisory fees paid by each fund did not change as a result of the combination. Pursuant to an investment advisory agreement (the "Agreement"), the Advisor manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for the Treasury Obligations, Treasury Reserve, Government Obligations, Prime Obligations and Tax Free Obligations Funds is equal to an annual rate of 0.40% of the average daily net assets of each Fund and the fee for the Ohio Tax Free Obligations Fund is equal to an annual rate of 0.55% of the average daily net assets of the Fund. The Advisor voluntarily waived fees during the current fiscal year so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     ADMINISTRATION FEES - U.S. Bank is the administrator providing administrative services to the First American Family of Funds. Under the arrangement, the Funds are charged an annual rate of 0.07% of each FAF Fund's average daily net assets, with a minimum annual fee of $50,000. To the extent that aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate for each FAF Fund is reduced to 0.055% of its respective share of excess net assets. Administration fees paid to U.S. Bank for the Treasury Obligations Fund, Government Obligations Fund, Prime Obligations Fund


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      27)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

     and Tax Free Obligations Fund was (000) $2,856, $833, $5,867 and $323, respectively. Firstar Mutual Fund Services, LLC ("FMFS"), an affiliate of U.S. Bancorp, served as the administrator of the Ohio Tax Free Obligations Fund. As administrator FMFS earned a fee at an annual rate of 0.11% of the average daily net assets of the Fund. Fees are computed daily and paid monthly.

     SUB-ADMINISTRATION FEES - Both SEI Investments Mutual Fund Services ("SIMFS") and FMFS provided sub-administration services for the Funds for the year ended September 30, 2001. For these services U.S. Bank compensates SIMFS and FMFS monthly at a rate equal to 0.05% of aggregate average daily net assets of the FAF. In addition, SIMFS also received 0.015% on assets up to $34.5 billion, 0.0075% on the next $25.5 billion and 0.005% on the assets over $60 billion for First American Family of Funds. There is a minimum fee of $50,000 per fund (the oldest 38 funds excluded). U.S. Bank paid SIMFS $9,211,172, and FMFS $1,182,706 in aggregate from October 1, 2000 through September 30, 2001. For the Funds included in this annual report the amounts paid to SIMFS and FMFS for their respective periods were as follows (000):

                                      SIMFS       FMFS
     ---------------------------   --------    -------
     Treasury Obligations Fund        $ 692       $279
     Government Obligations Fund        206         75
     Prime Obligations Fund           1,441        557
     Tax Free Obligations Fund           84         33
     ---------------------------   --------    -------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank served as the Funds' custodian, except for Ohio Tax Free Obligations Fund. The fee for each Fund is equal to an annual rate of 0.03% of average daily net assets, which is computed daily and paid monthly. Firstar Bank, N.A., an affiliate of U.S. Bancorp, served as custodian to the Ohio Tax Free Obligations Fund. Under the arrangement, the Firstar Funds were charged an annual rate of 0.02% on the first $2 billion of the Firstar Funds' assets, plus 0.015% on the next $2 billion, plus 0.01% on the next $1 billion and 0.005% on assets in excess of $5 billion.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - SEI Investments Distribution Co. ("SIDCO"), served as the distributor of the Funds for the period ended September 30, 2001. Under the respective distribution plan each of the Funds pays SIDCO a monthly distribution fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares and 1.00% of the Class B shares and 1.00% of the Class C shares, which may be used by SIDCO to provide compensation for sales support and distribution activities. No distribution fees are paid by Class Y shares. Under the agreement, SIDCO paid no distribution fees to affiliates of U.S. Bank for the year ended September 30, 2001.

     FAF has adopted and entered into a shareholder service plan and agreement with SIDCO. Each fund pays to SIDCO a monthly distribution fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares. Under this agreement, SIDCO paid the following amounts to affiliates of U.S. Bank for the year ended September 30, 2001 (000):

                                                     U.S. BANCORP    U.S. BANK
                                      U.S. BANK     PIPER JAFFRAY        TRUST
     -----------------------------   ----------    --------------   ----------
     Treasury Obligations Fund          $5,848         $    29          $ 45
     Government Obligations Fund           188           1,112            17
     Prime Obligations Fund              3,572          10,359           139
     Tax Free Obligations Fund              67             775            --
     -----------------------------  ----------     --------------   ----------

     Quasar Distributors, LLC ("Quasar") served as distributor for the Firstar Funds. The S shares of the Ohio Tax Free Obligations Fund were subject to 0.25% shareholder servicing fees. Quasar is an affiliate of U.S. Bank.

     As of October 1, 2001, Quasar was named as the distributor of all of the FAF funds.

     TRANSFER AGENT FEES - U.S. Bank is the transfer agent and dividend disbursement agent of FAF. As the servicing agent, U.S. Bank was paid $8,602,245 in aggregate for the year ended September 30, 2001 for the First American Family of Funds. FMFS served as the transfer agent to the Ohio Tax Free Obligations Fund. For the year ended September 30, 2001, transfer agent fees paid to U.S. Bank and FMFS for the Funds included in this report were as follows (000):

                                          U.S. BANK    FMFS
     ---------------------------------   ----------   -----
     Treasury Obligations Fund             $  327      $ --
     Treasury Reserve Fund                     --        --
     Government Obligations Fund              305        --
     Prime Obligations Fund                 5,770        --
     Tax Free Obligations Fund                149        --
     Ohio Tax Free Obligations Fund            --        42
     ---------------------------------   ----------   -----

     OTHER FEES - In addition to the advisory fees, custodian fees, distribution fees, fund accounting fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

     For the year ended September 30, 2001, legal fees and expenses were paid to a law firm of which the Assistant Secretaries of the Funds are partners.


(28     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

     SALES CHARGES - Class B shares are subject to a Contingent Deferred Sales Charge ("CDSC") imposed on redemptions made in Class B shares for the first six years, and automatically convert to Class A shares after eight years. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                             CONTINGENT DEFERRED SALES CHARGE
                                   AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE            AMOUNT SUBJECT TO CHARGE
     ---------------------   -------------------------------
     First                                5.00%
     Second                               5.00%
     Third                                4.00%
     Fourth                               3.00%
     Fifth                                2.00%
     Sixth                                1.00%
     Seventh                              0.00%
     Eighth                               0.00%
     ---------------------   -------------------------------

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 18 months.

     The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

4 >  SECURITIES LENDING TRANSACTIONS

     In order to generate additional income, certain Funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at September 30, 2001, the collateral held at September 30, 2001, with respect to such loans, and income generated during the year ended September 30, 2001, from the program were as follows (000):

                                     MARKET VALUE OF    INCOME RECEIVED FROM
     FUND                          LOANED SECURITIES      SECURITIES LENDING
     -------------------------   -------------------   ---------------------
     Government Obligations                 $445,871                    $147
     -------------------------   -------------------   ---------------------

                        MARKET VALUE OF COLLATERAL PURCHASED WITH CASH RECEIVED
                      ----------------------------------------------------------
                       REPURCHASE    MONEY MARKET     FIXED INCOME
     FUND              AGREEMENTS     INSTRUMENTS       SECURITIES         TOTAL
     --------------   -----------   -------------    -------------   -----------
     Government
      Obligations        $454,881            $ --             $ --      $454,881
     --------------   -----------   -------------    -------------   -----------

     U.S. Bank acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the Funds. For these services, U.S. Bank received $2,110,344, in aggregate securities lending fees for the year ended September 30, 2001, for the First American Family of Funds. For the year ended September 30, 2001, securities lending fees for the Funds included in this annual report were as follows (000):

     -----------------------------  -------
     Government Obligations Fund        $98
     -----------------------------  -------

5 >  CONCENTRATION OF CREDIT RISK

     The Tax Free Obligations Fund invests in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At September 30, 2001, the percentage of portfolio investments by each revenue source was as follows (000):

                                        TAX FREE       OHIO TAX FREE
                                OBLIGATIONS FUND    OBLIGATIONS FUND
     ----------------------    -----------------   -----------------
     Revenue Bonds:
      Education                         3%                 21%
      Insurance Bonds                  23                  12
      Brokerage                         1                   4
      Industrial Bonds                 10                   3
      Domestic Bank                    28                  31
      Foreign Bank                      5                   3
      Utility Bonds                     4                  --
     General Obligations               18                   6
     U.S. Government                    5                  17
     Investment Companies               3                   3
     ----------------------    -----------------   -----------------
                                      100%                100%
     ----------------------    -----------------   -----------------

     The credit ratings of long-term debt as a percentage of total market value of investments at September 30, 2001, were as follows:

                                                   TAX FREE       OHIO TAX FREE
     STANDARD & POOR'S/MOODY'S RATINGS:    OBLIGATIONS FUND    OBLIGATIONS FUND
     ----------------------------------   -----------------   -----------------
     AAA/Aaa                                    39%                 36%
     AA/Aa                                      56                  53
     A/A                                         5                   8
     NR                                          0                   3
     ----------------------------------   -----------------   -----------------
                                               100%                100%
     ----------------------------------   -----------------   -----------------

     Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      29)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

6 >  FUND MERGERS

     On August 31, 2001 the Board of Directors and shareholders of the FAF approved the agreement and plan of reorganization providing for the acquisition of Firstar Funds, Inc. On September 24, 2001 (except for Ohio Tax Free Obligations Fund which was September 26, 2001) certain portfolios of FAF, including newly formed shell portfolios (which were organized solely to acquire the assets and continue business of certain portfolios of the Firstar Funds) merged with certain portfolios of the Firstar Funds. The following table illustrates the specifics of the mergers (000):

                                                           ACQUIRED
                                                          FUNDS NET
ACQUIRED FUND             ACQUIRING FUND                     ASSETS
------------------------- --------------------------- -------------
Firstar Ohio Tax
Exempt Money Market       First American Ohio Tax
Fund: (1)                 Free Obligations Fund (2)      $  104,313
 Class A                   Class A
 Institutional Class       Class Y
Firstar U.S. Government   First American Government
Money Market Fund         Obligations Fund (1)              110,126(3)
 Class A                   Class A
 Institutional Class       Class S
Firstar Money Market      First American Prime
Fund                      Obligations Fund (1)              337,677
 Class A                   Class A
Firstar Institutional
Money Market Fund                                         3,057,408
 Institutional Class
Firstar Tax-Exempt        First American Tax Free
Money Market Fund         Obligations Fund (1)              584,959(3)
 Class A                   Class A
 Institutional Class       Class S
Firstar U.S. Treasury     First American Treasury
Money Market Fund         Obligations Fund (1)            2,108,123
 Institutional Class       Class S
Firstar U.S. Treasury     First American Treasury
Money Market Fund (1)     Reserve Fund (2)                2,814,105
 Class A                   Class A
------------------------- --------------------------- -------------

[WIDE TABLE CONTINUED FROM ABOVE

                        SHARES ISSUED TO
                         SHAREHOLDERS OF   ACQUIRING FUND     COMBINED       TAX STATUS
ACQUIRED FUND              ACQUIRED FUND       NET ASSETS   NET ASSETS      OF TRANSFER
------------------------- -------------- ---------------- ------------    -------------
Firstar Ohio Tax
Exempt Money Market
Fund: (1)                                     $         --   $  104,313      Non-taxable
 Class A                          1,127
 Institutional Class            103,186
Firstar U.S. Government
Money Market Fund                                2,248,984    2,359,110     Non-taxable
 Class A                         13,447
 Institutional Class             96,764
Firstar Money Market
Fund                                            14,563,124   17,958,209     Non-taxable
 Class A                        337,735
Firstar Institutional
Money Market Fund
 Institutional Class          3,057,431
Firstar Tax-Exempt
Money Market Fund                                  790,483    1,375,442     Non-taxable
 Class A                        183,372
 Institutional Class            402,115
Firstar U.S. Treasury
Money Market Fund                                6,499,631    8,607,754         Taxable
 Institutional Class          2,108,127
Firstar U.S. Treasury
Money Market Fund (1)                                   --    2,814,105         Taxable
 Class A                      2,814,111
------------------------- -------------- ---------------- ------------    -------------

(1)Accounting survivor
(2)Shell portfolio
(3)Includes capital loss carryovers of $8 and $18 for the Firstar Tax-Exempt Money Market Fund and Firstar U.S. Government Money Market Fund.

On December 11, 2000 the Class A and Institutional shares of the Firstar Stellar Ohio Tax-Free Money Market Fund were merged into a Firstar Ohio Tax-Free Money Market shell portfolio. The value of assets transferred at the time of the tax-free merger was $355 and $83,318 for Class A shares and Institutional shares, respectively.


(30     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

NOTICE TO SHAREHOLDERS September 30, 2001 (unaudited)


     THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAWS. MOST SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES, WHICH MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED FOR INCOME TAX PURPOSES WILL BE SENT IN EARLY 2002 ON FORM 1099. PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

     Dear First American Fund Shareholders:

     For the fiscal year ended September 30, 2001, each Fund has designated long term capital gains, ordinary income and exempt income with regard to distributions paid during the year as follows:

                                       LONG TERM         ORDINARY
                                   CAPITAL GAINS           INCOME          TAX            TOTAL
                                   DISTRIBUTIONS    DISTRIBUTIONS       EXEMPT    DISTRIBUTIONS
     FUND                            (TAX BASIS)      (TAX BASIS)     INTEREST      (TAX BASIS)
     --------------------------   ---------------  ---------------   ----------   --------------
     Treasury Obligations                      0%             100%           0%             100%
     Treasury Reserve                          0              100            0              100
     Government Obligations                    0              100            0              100
     Prime Obligations                         0              100            0              100
     Tax Free Obligations                      0                0          100              100
     Ohio Tax Free Obligations                 0                0          100              100
     --------------------------   ---------------  ---------------   ----------   --------------

     SHAREHOLDER MEETINGS

     At a special meeting of shareholders of the First American Funds on August 31, 2001, the shareholders of each of the Funds voted to approve the following proposals:

     Proposal No. 1 -- Election of Robert J. Dayton, Andrew S. Duff, Roger A. Gibson, Andrew M. Hunter III, Leonard W. Kedrowski, John M. Murphy, Jr., Richard K. Riederer, Joseph D. Strauss, Virginia L. Stringer and James M. Wade as Directors.

     At the meeting, shareholders approved Proposal No. 1 as follows:

                             SHARES VOTED FOR     SHARES WITHHELD
     ---------------------  -----------------   -----------------

     Robert J. Dayton          11,389,385,803       1,661,972,835
     Andrew S. Duff            12,925,834,409         125,524,229
     Roger A. Gibson           12,926,733,275         124,625,363
     Andrew M. Hunter III      12,926,712,405         123,646,233
     Leonard W. Kedrowski      12,926,684,553         124,674,085
     John M. Murphy, Jr.       12,917,670,371         133,688,267
     Richard K. Riederer       12,927,495,442         123,863,196
     Joseph D. Strauss         12,924,132,689         127,225,949
     Virginia L. Stringer      12,923,836,226         127,522,412
     James M. Wade             12,925,273,407         126,085,231
     ---------------------  -----------------   -----------------

     Proposal No. 2 -- Ratification of the selection of Ernst & Young LLP as independent public accountants for the Company.

     At the meeting, shareholders approved Proposal No. 2 as follows:

                            FOR             AGAINST        ABSTAIN
                     ----------------     ----------     -----------
                       12,865,217,754     62,133,584     124,007,301
                     ----------------     ----------     -----------

     Proposal No. 3 -- Increase from 100,000,000,000 to 500,000,000,000 the number of authorized shares that may be issued as the Company's series B common shares, series C common shares, series D common shares and series F common shares.

     At the meeting, shareholders approved Proposal No. 3 as follows:

                            FOR             AGAINST        ABSTAIN
                     ----------------     ----------     -----------
                       12,704,983,914     160,728,931     185,645,794
                     ----------------     ----------     -----------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      31)

NOTICE TO SHAREHOLDERS September 30, 2001 (unaudited)


     Proposal No. 5 -- To approve the modification or elimination of certain fundamental investment restrictions of the funds.

     At the meeting, shareholders approved Proposal No. 5 as follows:

     5A -- Modify investment restriction regarding concentration in a particular industry.

                                 FOR            AGAINST         ABSTAIN       BROKER NON-VOTE
                           ---------------   -------------   -------------   ----------------
  Treasury Obligations      3,732,043,165      56,310,069      27,226,105       429,997,529
  Prime Obligations         5,407,560,704     251,833,103     200,789,024     1,549,146,573
  Tax Free Obligations        365,913,375      10,147,619       5,442,811        76,850,838
------------------------    -------------     -----------     -----------     -------------

     5B -- Modify investment restriction regarding borrowing.

                                   FOR            AGAINST         ABSTAIN       BROKER NON-VOTE
                             ---------------   -------------   -------------   ----------------
  Treasury Obligations        3,748,128,972      36,859,740      30,590,627       429,997,529
  Prime Obligations           5,380,770,525     275,986,056     203,426,249     1,549,146,573
  Government Obligations        689,889,199      79,783,010      32,286,779       136,138,737
  Tax Free Obligations          364,469,938      11,254,252       5,779,615        76,850,838
--------------------------    -------------     -----------     -----------     -------------

     5C -- Modify investment restriction regarding issuance of senior securities.

                                   FOR            AGAINST         ABSTAIN       BROKER NON-VOTE
                             ---------------   -------------   -------------   ----------------
  Treasury Obligations        3,746,889,859      38,373,762      30,315,718       429,997,529
  Prime Obligations           5,429,830,196     227,953,769     202,398,868     1,549,146,573
  Government Obligations        692,810,550      75,193,892      33,954,546       136,138,737
  Tax Free Obligations          364,802,975      10,593,561       6,107,269        76,850,838
--------------------------    -------------     -----------     -----------     -------------

     5D -- Eliminate the investment restriction regarding margin purchases and short sales.

                                   FOR            AGAINST         ABSTAIN       BROKER NON-VOTE
                             ---------------   -------------   -------------   ----------------
  Treasury Obligations        3,708,782,022      76,463,160      30,334,157       429,997,529
  Prime Obligations           5,253,054,329     405,861,652     201,266,849     1,549,146,573
  Government Obligations        659,048,311     102,987,687      39,922,990       136,138,737
  Tax Free Obligations          360,118,881      14,969,911       6,415,013        76,850,838
--------------------------    -------------     -----------     -----------     -------------

     5E -- Modify investment restriction regarding investments in commodities.

                                   FOR            AGAINST         ABSTAIN       BROKER NON-VOTE
                             ---------------   -------------   -------------   ----------------
  Treasury Obligations        3,719,389,608      68,811,274      27,378,457       429,997,529
  Prime Obligations           5,324,988,088     335,146,365     200,048,377     1,549,146,573
  Government Obligations        669,157,622      94,377,845      38,423,521       136,138,737
  Tax Free Obligations          361,187,806      14,738,815       5,577,184        76,850,838
--------------------------    -------------     -----------     -----------     -------------

     5F -- Modify investment restriction regarding investments in real estate.

                                   FOR            AGAINST         ABSTAIN       BROKER NON-VOTE
                             ---------------   -------------   -------------   ----------------
  Treasury Obligations        3,738,295,739      49,721,556      27,562,044       429,997,529
  Prime Obligations           5,456,117,137     205,358,399     198,707,294     1,549,146,573
  Government Obligations        672,127,878      92,906,186      36,924,924       136,138,737
  Tax Free Obligations          364,432,689      11,234,408       5,836,708        76,850,838
--------------------------    -------------     -----------     -----------     -------------

     5G -- Modify the investment restriction regarding underwriting securities.

                                   FOR            AGAINST         ABSTAIN       BROKER NON-VOTE
                             ---------------   -------------   -------------   ----------------
  Treasury Obligations        3,754,892,532      30,882,854      29,803,953       429,997,529
  Prime Obligations           5,432,897,892     224,532,115     202,752,823     1,549,146,573
  Government Obligations        691,012,050      79,290,779      31,656,159       136,138,737
  Tax Free Obligations          363,267,105      11,368,351       6,868,349        76,850,838
--------------------------    -------------     -----------     -----------     -------------


(32     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

     5H -- Modify investment restriction regarding underwriting securities.

                                   FOR            AGAINST         ABSTAIN       BROKER NON-VOTE
                             ---------------   -------------   -------------   ----------------
  Treasury Obligations        3,752,268,369      34,222,342      29,088,628       429,997,529
  Prime Obligations           5,357,874,383     305,226,616     197,081,831     1,549,146,573
  Government Obligations        678,081,072      92,817,185      31,060,731       136,138,737
  Tax Free Obligations          362,562,755      12,532,372       6,408,678        76,850,838
--------------------------    -------------     -----------     -----------     -------------

     5I -- Eliminate investment restriction regarding illiquid securities.

                                   FOR            AGAINST         ABSTAIN       BROKER NON-VOTE
                             ---------------   -------------   -------------   ----------------
  Prime Obligations           5,293,147,256     358,073,540     208,962,035     1,549,146,573
  Government Obligations        674,825,576      95,865,907      31,267,505       136,138,737
--------------------------    -------------     -----------     -----------     -------------

     5J -- Eliminate the investment restriction regarding the pledging of assets.

                                   FOR            AGAINST         ABSTAIN       BROKER NON-VOTE
                             ---------------   -------------   -------------   ----------------
  Treasury Obligations        3,730,201,139      56,494,102      28,884,098       429,997,529
  Prime Obligations           5,305,780,416     346,591,587     207,810,827     1,549,146,573
  Government Obligations        678,936,412      92,609,234      30,413,342       136,138,737
  Tax Free Obligations          360,037,066      14,620,392       6,846,347        76,850,838
--------------------------    -------------     -----------     -----------     -------------

     5K -- Eliminate the investment restriction regarding investing in companies of control.

                              FOR            AGAINST         ABSTAIN       BROKER NON-VOTE
                        ---------------   -------------   -------------   ----------------
  Prime Obligations     5,353,063,188     301,490,099     205,629,544      1,549,146,573
---------------------   -------------     -----------     -----------      -------------

     5L -- Eliminate the investment restriction regarding issuers in which Fund affiliates are beneficial owners.

                              FOR            AGAINST         ABSTAIN       BROKER NON-VOTE
                        ---------------   -------------   -------------   ----------------
  Prime Obligations     5,288,726,141     362,173,459     209,283,230      1,549,146,573
---------------------   -------------     -----------     -----------      -------------

     5M -- Eliminate the investment restriction on writing or purchasing put and call options.

                                 FOR            AGAINST         ABSTAIN       BROKER NON-VOTE
                           ---------------   -------------   -------------   ----------------
  Prime Obligations         5,324,132,654     328,381,449     207,668,727     1,549,146,573
  Tax Free Obligations        360,771,478      13,428,613       7,303,714        76,850,838
------------------------    -------------     -----------     -----------     -------------

     5N -- Eliminate the investment restriction regarding equity securities and certain categories of debt securities.

                              FOR            AGAINST         ABSTAIN       BROKER NON-VOTE
                        ---------------   -------------   -------------   ----------------
  Prime Obligations     5,391,085,381     260,240,065     208,857,384      1,549,146,573
---------------------   -------------     -----------     -----------      -------------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      33)

                 (This page has been left blank intentionally.)

BOARD OF DIRECTORS First American Funds, Inc.



          MR. ROBERT DAYTON
          Director of First American Funds, Inc.
          Retired; former Chief Executive Officer of Okabena Company


          MR. ANDREW DUFF
          Director of First American Funds, Inc.
          President and Chief Executive Officer of U.S. Bancorp Piper Jaffray


          MR. ROGER GIBSON
          Director of First American Funds, Inc.
          Vice President of North America-Mountain Region for United Airlines


          MR. ANDREW HUNTER III
          Director of First American Funds, Inc.
          Chairman of Hunter, Keith Industries, Inc.


          MR. LEONARD KEDROWSKI
          Director of First American Funds, Inc.
          Owner and President of Executive Management Consulting, Inc.


          MR. JOHN MURPHY JR.
          Director of First American Funds, Inc.
          Executive Vice President of U.S. Bancorp


          MR. RICHARD RIEDERER
          Director of First American Funds, Inc.
          Retired; former President and Chief Executive Officer of Weirton Steel


          MR. JOSEPH STRAUSS
          Director of First American Funds, Inc.
          Former Chairman of First American Investment Funds, Inc. Owner and President of Strauss Management Company


          MS. VIRGINIA STRINGER
          Chairperson of First American Funds, Inc.
          Owner and President of Strategic Management Resources, Inc.


          MR. JAMES WADE
          Director of First American Funds, Inc.
          Owner and President of Jim Wade Homes

[LOGO] FIRST AMERICAN FUNDS(TM)



DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

For additional information on First American Funds, please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit us on the web at firstamericanfunds.com.


INVESTMENT ADVISOR AND ADMINISTRATOR
     U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.,
     A SUBSIDIARY OF U.S. BANK NATIONAL ASSOCIATION
     601 Second Avenue South
     Minneapolis, Minnesota 55402

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, WI 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     1400 Pillsbury Center
     200 South Sixth Street
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Minneapolis, Minnesota 55402



--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
c/o Fulfillment Agent, American Financial Printing Inc.
404 Industrial Boulevard, N.E.
Minneapolis, MN 55413

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND.

2137-01  11/2001  AR-MMR

[LOGO] FIRST AMERICAN FUNDS(TM)



DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

For additional information on First American Funds, please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit us on the web at firstamericanfunds.com.


INVESTMENT ADVISOR AND ADMINISTRATOR
     U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.,
     A SUBSIDIARY OF U.S. BANK NATIONAL ASSOCIATION
     601 Second Avenue South
     Minneapolis, Minnesota 55402

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, WI 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     1400 Pillsbury Center
     200 South Sixth Street
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Minneapolis, Minnesota 55402



--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
c/o Fulfillment Agent, American Financial Printing Inc.
404 Industrial Boulevard, N.E.
Minneapolis, MN 55413

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND.

2137-01  11/2001  AR-MMY

[LOGO] FIRST AMERICAN FUNDS(TM)



DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

For additional information on First American Funds, please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit us on the web at firstamericanfunds.com.


INVESTMENT ADVISOR AND ADMINISTRATOR
     U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.,
     A SUBSIDIARY OF U.S. BANK NATIONAL ASSOCIATION
     601 Second Avenue South
     Minneapolis, Minnesota 55402

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, WI 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     1400 Pillsbury Center
     200 South Sixth Street
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Minneapolis, Minnesota 55402



--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
c/o Fulfillment Agent, American Financial Printing Inc.
404 Industrial Boulevard, N.E.
Minneapolis, MN 55413

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND.

2137-01  11/2001  AR-MMS

[LOGO] FIRST AMERICAN FUNDS(TM)



DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

For additional information on First American Funds, please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit us on the web at firstamericanfunds.com.


INVESTMENT ADVISOR AND ADMINISTRATOR
     U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.,
     A SUBSIDIARY OF U.S. BANK NATIONAL ASSOCIATION
     601 Second Avenue South
     Minneapolis, Minnesota 55402

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, WI 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     1400 Pillsbury Center
     200 South Sixth Street
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Minneapolis, Minnesota 55402



--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
c/o Fulfillment Agent, American Financial Printing Inc.
404 Industrial Boulevard, N.E.
Minneapolis, MN 55413

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND.

2137-01  11/2001  AR-MMI

[LOGO] FIRST AMERICAN FUNDS(TM)



DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

For additional information on First American Funds, please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit us on the web at firstamericanfunds.com.


INVESTMENT ADVISOR AND ADMINISTRATOR
     U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.,
     A SUBSIDIARY OF U.S. BANK NATIONAL ASSOCIATION
     601 Second Avenue South
     Minneapolis, Minnesota 55402

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, WI 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     1400 Pillsbury Center
     200 South Sixth Street
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Minneapolis, Minnesota 55402



--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
c/o Fulfillment Agent, American Financial Printing Inc.
404 Industrial Boulevard, N.E.
Minneapolis, MN 55413

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND.

2137-01  11/2001  AR-MMD